UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President
Calamos Advisors LLC,
2020 Calamos Court,
Naperville, Illinois
60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2009
DATE OF REPORTING PERIOD: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS July 31, 2009 (UNAUDITED)

Calamos Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (96.1%)
		Consumer Discretionary (10.0%)
2,250,000		Amazon.com, Inc.#	$192,960,000
1,250,000		American Eagle Outfitters, Inc.	17,987,500
500,000		American Public Education, Inc.#	17,685,000
1,400,000		CarMax, Inc.#∧	22,582,000
4,100,000		Coach, Inc.	121,319,000
3,650,000		GameStop Corp.#∧	79,898,500
2,439,900		Guess?, Inc.	70,927,893
2,150,000		LKQ Corp.#	38,571,000
800,000		New Oriental Education & Technology Group, Inc.#∧	58,800,000
1,350,000		Nike, Inc. - Class B	76,464,000
2,500,000		Starbucks Corp.#	44,250,000
700,000		WMS Industries, Inc.#∧	25,312,000
400,000		Wynn Resorts, Ltd.#∧	20,468,000

			787,224,893

		Consumer Staples (1.6%)
1,500,000		Avon Products, Inc.	48,570,000
750,000		Coca-Cola Company	37,380,000
600,000		Hansen Natural Corp.#	18,606,000
850,000		Whole Foods Market, Inc.#∧	20,561,500

			125,117,500

		Energy (15.3%)
1,100,000		Apache Corp.	92,345,000
750,000		Atwood Oceanics, Inc.#∧	21,630,000
900,000		Berry Petroleum Company - Class A∧	21,348,000
2,500,000		Cameron International Corp.#∧	78,075,000
500,000		Comstock Resources, Inc.#	19,250,000
1,200,000		Devon Energy Corp.	69,708,000
2,138,254		ENSCO International, Inc.	81,018,444
1,250,000		EXCO Resources, Inc.#	17,175,000
3,300,000		Halliburton Company	72,897,000
449,781		Mariner Energy, Inc.#∧	5,392,874
4,450,000		National Oilwell Varco, Inc.#	159,933,000
2,400,000		Noble Corp.	81,264,000
1,250,000		Noble Energy, Inc.	76,400,000
3,000,000		Pride International, Inc.#∧	75,210,000
1,300,000		Schlumberger, Ltd.	69,550,000
1,400,000		Suncor Energy, Inc.∧	45,472,000
1,100,000	CAD	Suncor Energy, Inc.	35,575,772
385,000		Tidewater, Inc.	17,325,000
1,949,500		Transocean, Ltd.#	155,355,655

			1,194,924,745

		Financials (6.1%)
575,000		BlackRock, Inc.∧	109,560,500
375,000		CME Group, Inc.	104,561,250
250,000		Goldman Sachs Group, Inc.	40,825,000
560,000		IntercontinentalExchange, Inc.#	52,673,600
850,000		Investment Technology Group, Inc.#	18,997,500
3,750,000		Janus Capital Group, Inc.∧	51,225,000
1,000,000		Raymond James Financial, Inc.∧	20,520,000
1,650,000		T. Rowe Price Group, Inc.∧	77,071,500

			475,434,350

		Health Care (9.1%)
800,000		Alexion Pharmaceuticals, Inc.#	35,240,000
400,000		Allergan, Inc.	21,372,000
550,000		Amedisys, Inc.#∧	24,590,500
1,250,000		American Medical Systems Holdings, Inc.#	19,112,500
1,400,000		Celgene Corp.#	79,744,000
1,100,000		DENTSPLY International, Inc.∧	36,685,000
15,598		Dionex Corp.#∧	1,028,064
700,000		Emergent Biosolutions, Inc.#∧	10,052,000
1,250,000		Gen-Probe, Inc.#	46,400,000
550,000		HMS Holdings Corp.#∧	21,120,000
1,008,855		Human Genome Sciences, Inc.#	14,426,626
800,000		Illumina, Inc.#∧	28,912,000
165,000		Immucor, Inc.#	2,748,900
1,200,000		IMS Health, Inc.	14,400,000
350,000		Intuitive Surgical, Inc.#∧	79,562,000
500,000		LHC Group, Inc.#∧	14,675,000
500,000		Mettler-Toledo International, Inc.#	42,030,000
800,000		Mindray Medical International, Ltd.∧	23,776,000
130,091		NuVasive, Inc.#∧	5,384,467
1,100,000		PerkinElmer, Inc.	19,393,000
1,094,000		Regeneron Pharmaceuticals, Inc.#	23,455,360
1,396,508		Stryker Corp.∧	54,296,231
800,000		Thoratec Corp.#∧	20,112,000
1,000,000		Varian Medical Systems, Inc.#∧	35,270,000
1,200,000		Volcano Corp.#∧	18,228,000
475,000		Waters Corp.#	23,868,750

			715,882,398

		Industrials (13.1%)
2,150,000	CHF	ABB, Ltd.#	39,298,396
3,325,000		AGCO Corp.#	104,604,500
475,000		Allegiant Travel Company#∧	20,572,250
852,094		AMETEK, Inc.	27,573,762
1,950,000		Bucyrus International, Inc.	57,486,000
1,650,000		Emerson Electric Company	60,027,000

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

447,111		Expeditors International of Washington, Inc.	$15,170,476
400,000		First Solar, Inc.#∧	61,756,000
1,297,300		Fluor Corp.	68,497,440
400,000		FTI Consulting, Inc.#	21,772,000
2,000,000		GrafTech International, Ltd.#	27,460,000
2,975,000		Honeywell International, Inc.	103,232,500
475,000		ITT Corp.	23,465,000
2,450,000		Jacobs Engineering Group, Inc.#	100,401,000
900,000		Parker-Hannifin Corp.	39,852,000
875,000		SunPower Corp. - Class A#	28,175,000
685,680		SunPower Corp. - Class B#∧	18,719,064
2,150,000		United Technologies Corp.	117,110,500
300,000		Valmont Industries, Inc.	21,546,000
275,000	DKK	Vestas Wind Systems, A/S#	19,356,643
1,000,000		Westinghouse Air Brake Technologies Corp.	33,650,000
1,300,000		Yingli Green Energy Holding Company, Ltd.#∧	17,251,000

			1,026,976,531

		Information Technology (34.3%)
850,000		Akamai Technologies, Inc.#	13,974,000
3,600,000		Altera Corp.	67,284,000
1,550,000		Amphenol Corp. - Class A∧	51,692,500
1,750,000		ANSYS, Inc.#	54,705,000
2,250,000		Apple, Inc.#	367,627,500
2,000,000		Atheros Communications, Inc.#	50,000,000
575,000		Baidu.com, Inc.#∧	200,180,500
2,450,000		Broadcom Corp. - Class A#	69,163,500
4,499,200		Brocade Communications Systems, Inc.#	35,363,712
700,000		Check Point Software Technologies, Ltd.#	18,683,000
6,050,000		Cisco Systems, Inc.#	133,160,500
1,000,000		Cognizant Technology Solutions Corp.#	29,590,000
500,000		Dolby Laboratories, Inc.#	20,815,000
5,000,000		eBay, Inc.#	106,250,000
2,025,000		FLIR Systems, Inc.#	43,517,250
800,000		Google, Inc.#	354,440,000
2,000,000		Jabil Circuit, Inc.	18,320,000
1,150,000		Juniper Networks, Inc.#	30,049,500
650,000	KRW	LG Display Company, Ltd.	18,734,408
1,250,000		Linear Technology Corp.	33,587,500
5,500,000		LSI Logic Corp.#	28,490,000
3,300,000		Marvell Technology Group, Ltd.#∧	44,022,000
2,700,000	TWD	MediaTek, Inc.	38,794,876
2,350,000		MEMC Electronic Materials, Inc.#	41,407,000
800,000		Microchip Technology, Inc.∧	21,544,000
2,500,000		Network Appliance, Inc.#∧	56,150,000
3,200,000		Nintendo Company, Ltd.	107,526,720
4,700,000		Nuance Communications, Inc.#∧	62,040,000
4,000,000		Oracle Corp.	88,520,000
2,500,000		Parametric Technologies Corp.#	32,275,000
1,200,000		Plexus Corp.#	30,828,000
1,500,000		Quest Software, Inc.#∧	22,110,000
1,750,000		Research In Motion, Ltd.#	133,000,000
800,000		Rofin-Sinar Technologies, Inc.#	17,368,000
1,500,000		Seagate Technology	18,060,000
1,100,000		Silicon Laboratories, Inc.#∧	47,113,000
950,000		SINA Corp.#∧	31,521,000
700,000		Solera Holdings, Inc.#	18,851,000
750,000		Starent Networks Corp.#	17,985,000
1,950,000		Trimble Navigation, Ltd.#∧	46,234,500
2,000,000		Varian Semiconductor Equipment Associates, Inc.#∧	64,080,000

			2,685,057,966

		Materials (4.7%)
800,000		Agrium, Inc.∧	36,952,000
2,700,000	GBP	Anglo American, PLC	87,075,842
2,300,000		Barrick Gold Corp.	80,270,000
636,785		Cliffs Natural Resources, Inc.	17,441,541
600,000		Mosaic Company	31,290,000
500,000		Nucor Corp.	22,235,000
3,100,000		Sterlite Industries, Ltd.#∧	41,686,630
1,825,000		Terra Industries, Inc.	53,217,000

			370,168,013

		Telecommunication Services (1.9%)
2,825,000		América Móvil, SAB de CV	121,503,250
650,000		Neutral Tandem, Inc.#	20,150,000
457,364		NII Holdings, Inc.#	10,528,519

			152,181,769

		TOTAL COMMON STOCKS (Cost $7,523,386,380)	7,532,968,165

SHORT-TERM INVESTMENT (2.7%)
211,142,894		Fidelity Prime Money Market Fund - Institutional Class (Cost $211,142,894)	211,142,894

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.4%)
8,615,578		Bank of New York Institutional Cash Reserve Series Bπ	1,378,493
799,885,000		Goldman Sachs Financial Square Prime Obligations Fund	799,885,000

See accompanying Notes to Schedule of Investments

Calamos Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

12,065,000	Bank of America Corp., repurchase agreement, 0.210%, dated 07/31/09, due 08/03/09, repurchase price $12,065,211, collateralized by various U.S. Government Agency Securities 0.000% - 5.480%, 10/09/09 - 04/12/35 with a value of $12,212,038	$12,065,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $820,565,578)	813,328,493

TOTAL INVESTMENTS (109.2%) (Cost $8,555,094,852)		8,557,439,552

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.5%)		(820,565,578)

OTHER ASSETS, LESS LIABILITIES (1.3%)		99,332,801

NET ASSETS (100.0%)		$7,836,206,775

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound Sterling
KRW	South Korean Won
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (36.7%)
	Consumer Discretionary (1.6%)
16,000,000	Aristocrat Leisure, Ltd.** 5.000%, 05/31/06	$18,651,200
16,109,000	Best Buy Company, Inc.~ 2.250%, 01/15/22	16,330,499
16,150,000	International Game Technology* 3.250%, 05/01/14	19,985,625

		54,967,324

	Energy (5.3%)
14,800,000	Cameron International Corp.∧ 2.500%, 06/15/26	17,501,000
	Chesapeake Energy Corp.
28,163,000	2.500%, 05/15/37	21,650,306
27,000,000	2.750%, 11/15/35∧	24,097,500
7,669,000	2.500%, 05/15/37	5,895,544
30,000,000	Schlumberger, Ltd. - Series B∧~ 2.125%, 06/01/23	44,100,000
45,000,000	Superior Energy Services, Inc.‡ 1.500%, 12/15/26	37,462,500
36,000,000	Transocean, Ltd. - Series C 1.500%, 12/15/37	33,075,000

		183,781,850

	Financials (1.2%)
25,500,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	22,822,500
16,747,000	Leucadia National Corp. 3.750%, 04/15/14	20,703,479

		43,525,979

	Health Care (7.7%)
52,659,000	Amgen, Inc. 0.375%, 02/01/13	53,185,590
46,000,000	Gilead Sciences, Inc. 0.500%, 05/01/11	60,547,500
43,459,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	38,080,949
14,595,000	Mylan, Inc.∧ 1.250%, 03/15/12	13,171,987
	Teva Pharmaceutical Industries, Ltd.
42,000,000	0.250%, 02/01/26	49,402,500
20,500,000	0.500%, 02/01/24	29,289,375
15,000,000	0.250%, 02/01/24~	23,100,000

		266,777,901

	Industrials (3.5%)
33,000,000	AGCO Corp. 1.250%, 12/15/36	31,927,500
40,700,000	Danaher Corp. 0.000%, 01/22/21	36,986,125
16,500,000	L-3 Communications Holdings, Inc. 3.000%, 08/01/35	16,623,750
23,015,000	Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	18,555,844
14,600,000	Terex Corp. 4.000%, 06/01/15	16,972,500

		121,065,719

	Information Technology (13.6%)
16,000,000	CommScope, Inc. 3.250%, 07/01/15	18,540,000
98,780,000	EMC Corp. 1.750%, 12/01/13	111,744,875
	Intel Corp.
22,000,000	3.250%, 08/01/39*	22,247,500
12,980,000	2.950%, 12/15/35	11,389,950
90,943,000	Network Appliance, Inc. 1.750%, 06/01/13	88,783,104
47,654,000	Nuance Communications, Inc. 2.750%, 08/15/27	43,543,842
36,500,000	ON Semiconductor Corp. 2.625%, 12/15/26	34,675,000
	Symantec Corp.
52,000,000	1.000%, 06/15/13	52,520,000
51,500,000	0.750%, 06/15/11~	52,916,250
45,000,000	VeriSign, Inc. 3.250%, 08/15/37	34,425,000

		470,785,521

	Materials (3.8%)
14,340,000	Allegheny Technologies, Inc. 4.250%, 06/01/14	14,734,350
13,000,000	Anglo American, PLC 4.000%, 05/07/14	18,369,000
	Newmont Mining Corp.
33,689,000	1.250%, 07/15/14∧	38,152,792
28,500,000	1.625%, 07/15/17	31,456,875
25,460,000	3.000%, 02/15/12	29,565,425

		132,278,442

	TOTAL CONVERTIBLE BONDS (Cost $1,195,510,292)	1,273,182,736

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.8%)
	Consumer Staples (4.2%)
2,241,000	Archer Daniels Midland Company 6.250%	88,407,450
	Bunge, Ltd.
485,375	4.875%	44,654,500
19,600	5.125%	13,401,500

		146,463,450

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

		Financials (2.3%)
690,000		Affiliated Managers Group, Inc. 5.150%	$19,320,000
495,000		American International Group, Inc. 8.500%	3,960,000
68,500		Bank of America Corp.∧ 7.250%	57,540,000

			80,820,000

		Health Care (2.8%)
51,310		Mylan, Inc. 6.500%	45,255,420
214,400		Schering-Plough Corp. 6.000%	50,006,656

			95,262,076

		Materials (4.5%)
838,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	77,297,120
1,921,105		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	79,418,481

			156,715,601

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $424,347,744)	479,261,127

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITY (0.2%)
		Energy (0.2%)
110,000		Deutsche Bank, AG (Transocean, Ltd.)* 7.230%, 12/15/09 (Cost $7,800,705)	8,709,800

NUMBER OF
SHARES			VALUE

COMMON STOCKS (48.7%)
		Consumer Discretionary (3.8%)
654,986		Amazon.com, Inc.#	56,171,599
620,000		Apollo Group, Inc. - Series A#	42,804,800
570,000		Nike, Inc. - Series B	32,284,800

			131,261,199

		Consumer Staples (2.8%)
1,055,000		Coca-Cola Company	52,581,200
798,225		PepsiCo, Inc.	45,299,269

			97,880,469

		Energy (13.4%)
713,000		Apache Corp.	59,856,350
1,217,988		Cameron International Corp.#	38,037,765
525,000		Devon Energy Corp.	30,497,250
1,094,980		ENSCO International, Inc.	41,488,792
1,868,835		Halliburton Company	41,282,565
1,646,000		Noble Corp.	55,733,560
890,000		Noble Energy, Inc.	54,396,800
1,909,137		Pride International, Inc.#	47,862,065
400,000		Schlumberger, Ltd.	21,400,000
650,000		Smith International, Inc.	16,334,500
500,000	CAD	Suncor Energy, Inc.	16,170,805
520,000		Transocean, Ltd.#	41,438,800

			464,499,252

		Financials (5.5%)
122,000		BlackRock, Inc.	23,245,880
30,889,795		Citigroup, Inc.	97,920,650
212,000		Goldman Sachs Group, Inc.	34,619,600
784,100		T. Rowe Price Group, Inc.	36,625,311

			192,411,441

		Health Care (4.1%)
250,000		Alcon, Inc.	31,900,000
325,000		Amgen, Inc.#	20,250,750
680,000		Johnson & Johnson	41,405,200
300,000		Novo Nordisk, A/S	17,517,000
760,000		Stryker Corp.	29,548,800

			140,621,750

		Industrials (5.0%)
980,000	CHF	ABB, Ltd.#	17,912,758
1,050,000		Emerson Electric Company	38,199,000
990,000		Honeywell International, Inc.	34,353,000
235,000		L-3 Communications Holdings, Inc.	17,742,500
1,213,000		United Technologies Corp.	66,072,110

			174,279,368

		Information Technology (13.3%)
1,100,000		Accenture, Ltd.	38,577,000
3,223,425		Cisco Systems, Inc.#	70,947,584
3,120,000		eBay, Inc.#	66,300,000
1,390,930		Infosys Technologies, Ltd.	59,851,718
1,214,000		Intuit, Inc.#	36,055,800
2,270,325		Microsoft Corp.	53,398,044
1,839,825		Nintendo Company, Ltd.	61,821,984
3,318,600		Oracle Corp.	73,440,618

			460,392,748

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Telecommunication Services (0.8%)
650,000	América Móvil, SAB de CV	$27,956,500

	TOTAL COMMON STOCKS (Cost $1,766,062,439)	1,689,302,727

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.0%)#
	Information Technology (0.0%)
	EMC Corp.
5,300	Call, 01/16/10, Strike $15.00	800,300
4,000	Call, 01/16/10, Strike $17.50	226,000

	TOTAL PURCHASED OPTIONS (Cost $3,635,900)	1,026,300

NUMBER OF
SHARES		VALUE

SHORT-TERM INVESTMENT (0.9%)
31,130,130	Fidelity Prime Money Market Fund - Institutional Class (Cost $31,130,130)	31,130,130

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.6%)
533,042	Bank of New York Institutional Cash Reserve Series Bπ	85,287
56,201,000	Goldman Sachs Financial Square Prime Obligations Fund	56,201,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $56,734,042)	56,286,287

TOTAL INVESTMENTS (101.9%) (Cost $3,485,221,252)		3,538,899,107

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(56,734,042)

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(10,199,867)

NET ASSETS (100.0%)		$3,471,965,198

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received a partial payment of $16,000,000 on August 10, 2006. The instrument has been priced at fair value following procedures approved by the board of trustees, and at July 31, 2009, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $48,242,999.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $50,942,925 or 1.5% of net assets.
∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Value Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.3%)
		Consumer Discretionary (16.1%)
12,000		Apollo Group, Inc. - Class A#	$828,480
40,000		Carnival Corp.	1,119,600
120,000		International Game Technology	2,370,000
15,000		Nike, Inc. - Class B	849,600
68,000	JPY	Panasonic Corp.	1,074,835
112,000		Starbucks Corp.#	1,982,400
63,000		Walt Disney Company	1,582,560

			9,807,475

		Consumer Staples (7.9%)
53,000		Coca-Cola Company	2,641,520
15,000	CHF	Nestlé, SA	616,417
16,000		PepsiCo, Inc.	908,000
22,000		Walgreen Company	683,100

			4,849,037

		Energy (14.6%)
110,000	GBP	BP, PLC	912,196
17,000		Chevron Corp.	1,180,990
15,000		Devon Energy Corp.	871,350
15,000		Exxon Mobil Corp.	1,055,850
60,000		Halliburton Company	1,325,400
55,000		Pride International, Inc.#	1,378,850
26,000		Schlumberger, Ltd.	1,391,000
15,000	EUR	TOTAL, SA	831,910

			8,947,546

		Financials (14.8%)
1,900		American International Group, Inc.#∧	24,966
57,000		Bank of America Corp.	843,030
114,422		Citigroup, Inc.	362,718
24,000		Franklin Resources, Inc.	2,128,320
7,000		Goldman Sachs Group, Inc.	1,143,100
37,000		JPMorgan Chase & Company	1,430,050
48,000		Leucadia National Corp.#	1,176,000
80,000		Wells Fargo & Company	1,956,800

			9,064,984

		Health Care (6.6%)
18,000		Alcon, Inc.	2,296,800
20,000		Johnson & Johnson	1,217,800
17,500		Merck & Company, Inc.	525,175

			4,039,775

		Industrials (12.3%)
30,000		Boeing Company	1,287,300
25,000		FedEx Corp.	1,696,000
115,000		General Electric Company	1,541,000
180,000	HKD	Hutchison Whampoa, Ltd.	1,345,461
17,000		Illinois Tool Works, Inc.	689,350
17,000		United Technologies Corp.	925,990

			7,485,101

		Information Technology (27.0%)
110,000		Cisco Systems, Inc.#	2,421,100
150,000		Dell, Inc.#	2,007,000
150,000		eBay, Inc.#	3,187,500
36,000		Electronic Arts, Inc.#	772,920
185,000	SEK	LM Ericsson Telephone Company	1,821,351
70,000		Microsoft Corp.	1,646,400
120,000	EUR	Nokia, OYJ	1,613,577
60,000		Oracle Corp.	1,327,800
23,000	EUR	SAP, AG	1,083,234
105,000		Tellabs, Inc.#	609,000

			16,489,882

		TOTAL COMMON STOCKS (Cost $62,685,509)	60,683,800

SHORT-TERM INVESTMENT (0.7%)
436,268		Fidelity Prime Money Market Fund - Institutional Class (Cost $436,268)	436,268

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.0%)
4,503		Bank of New York Institutional Cash Reserve Series Bπ	721
21,000		Goldman Sachs Financial Square Prime Obligations Fund	21,000

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $25,503)	21,721

TOTAL INVESTMENTS (100.0%) (Cost $63,147,280)			61,141,789

PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)			(25,503)

OTHER ASSETS, LESS LIABILITIES (0.0%)			29,329

NET ASSETS (100.0%)			$61,145,615

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

See accompanying Notes to Schedule of Investments

Calamos Value Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.5%)
		Consumer Discretionary (5.0%)
30,000		Amazon.com, Inc.#∧	$2,572,800
14,000		Nike, Inc. - Class B	792,960

			3,365,760

		Consumer Staples (6.2%)
42,000		Archer Daniels Midland Company	1,265,040
14,000		Coca-Cola Company	697,760
14,000		PepsiCo, Inc.	794,500
17,000		Sysco Corp.	403,920
31,000		Walgreen Company	962,550

			4,123,770

		Energy (15.5%)
18,000		Apache Corp.	1,511,100
12,000		Chevron Corp.	833,640
20,000		ConocoPhillips	874,200
11,000		Devon Energy Corp.	638,990
8,000		Exxon Mobil Corp.	563,120
71,000		Halliburton Company	1,568,390
11,000		Noble Energy, Inc.	672,320
33,000		Schlumberger, Ltd.	1,765,500
10,000	CAD	Suncor Energy, Inc.	323,416
20,500		Transocean, Ltd.#	1,633,645

			10,384,321

		Financials (6.7%)
3,500		BlackRock, Inc.	666,890
8,200		Franklin Resources, Inc.	727,176
6,000		Goldman Sachs Group, Inc.	979,800
25,000		JPMorgan Chase & Company	966,250
17,000	GBP	Standard Chartered, PLC	403,593
16,000		T. Rowe Price Group, Inc.	747,360

			4,491,069

		Health Care (8.5%)
7,000		Abbott Laboratories	314,930
13,000		Alcon, Inc.	1,658,800
11,000		Amgen, Inc.#	685,410
14,000		Johnson & Johnson	852,460
14,000		St. Jude Medical, Inc.#	527,940
34,000		Stryker Corp.	1,321,920
8,000		Thermo Fisher Scientific, Inc.#	362,240

			5,723,700

		Industrials (10.7%)
11,000		3M Company	775,720
31,000		ABB, Ltd.#∧	566,680
25,000		Danaher Corp.	1,531,000
21,000		Emerson Electric Company	763,980
40,000		Honeywell International, Inc.	1,388,000
14,000		Illinois Tool Works, Inc.	567,700
29,000		United Technologies Corp.	1,579,630

			7,172,710

		Information Technology (37.2%)
11,000		Accenture, Ltd.	385,770
20,000		Apple, Inc.#	3,267,800
96,000		Cisco Systems, Inc.#	2,112,960
54,000		eBay, Inc.#	1,147,500
130,000		EMC Corp.#	1,957,800
6,500		Google, Inc.#	2,879,825
28,000		Infosys Technologies, Ltd.	1,204,840
81,000		Intel Corp.	1,559,250
11,000		International Business Machines Corp.	1,297,230
26,000		Juniper Networks, Inc.#	679,380
2,500		MasterCard, Inc.	485,075
75,000		Microsoft Corp.	1,764,000
38,000		Nintendo Company, Ltd.∧	1,276,880
102,000		Oracle Corp.	2,257,260
14,000		QUALCOMM, Inc.	646,940
9,000		Research In Motion, Ltd.#	684,000
12,000		SAP, AG	567,000
53,000		Symantec Corp.#	791,290

			24,964,800

		Materials (5.7%)
21,000		Anglo American, PLC	338,520
23,500		Barrick Gold Corp.	820,150
32,000		Freeport-McMoRan Copper & Gold, Inc.#	1,929,600
18,500		Newmont Mining Corp.	764,975

			3,853,245

		Telecommunication Services (3.0%)
47,000		América Móvil, SAB de CV	2,021,470

		TOTAL COMMON STOCKS (Cost $61,295,009)	66,100,845

SHORT-TERM INVESTMENT (1.7%)
1,133,248		Fidelity Prime Money Market Fund - Institutional Class (Cost $1,133,248)	1,133,248

See accompanying Notes to Schedule of Investments

Calamos Blue Chip Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.3%)
107,498	Bank of New York Institutional Cash Reserve Series Bπ	$17,200
893,000	Goldman Sachs Financial Square Prime Obligations Fund	893,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $1,000,498)	910,200

TOTAL INVESTMENTS (101.5%) (Cost $63,428,755)		68,144,293

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(1,000,498)

LIABILITIES, LESS OTHER ASSETS (0.0%)		(21,404)

NET ASSETS (100.0%)		$67,122,391

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
∧	Security, or portion of security, is on loan.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the Board of Trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Multi-Fund Blend

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

INVESTMENTS IN AFFILIATED FUNDS (99.6%)
580,534	Calamos Global Growth and Income Fund - Class I Shares (cost $6,223,939)	$5,097,084
142,665	Calamos Growth Fund - Class I Shares# (cost $7,759,629)	5,834,981
515,343	Calamos Value Fund - Class I Shares (cost $6,818,658)	5,137,972

	TOTAL INVESTMENTS IN AFFILIATED FUNDS (Cost $20,802,226)	16,070,037

TOTAL INVESTMENTS (99.6%) (Cost $20,802,226)		16,070,037

OTHER ASSETS, LESS LIABILITIES (0.4%)		61,395

NET ASSETS (100.0%)		$16,131,432

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

Investments in Affiliated Funds. The fund held the following investments in affiliated funds as of July 31, 2009. Purchases, sales, and dividend income are shown during the period from November 1, 2008, through July 31, 2009.

	VALUE		PROCEEDS FROM	DIVIDEND
	OCTOBER 31, 2008	PURCHASES	SALES	INCOME

Calamos Global Growth and Income Fund	$5,612,255	$1,573,277	$2,773,818	$151,828
Calamos Growth Fund	4,686,281	2,310,542	2,036,554	—
Calamos Value Fund	5,359,509	1,573,277	2,036,554	23,000

Total	$15,658,045	$5,457,096	$6,846,926	$174,828

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

COMMON STOCKS (88.4%)
	Consumer Discretionary (10.5%)
2,550	Aaron’s, Inc.	$70,049
640	Apollo Group, Inc. - Class A#	44,186
1,510	Autoliv, Inc.	54,073
1,590	Bed Bath & Beyond, Inc.#	55,253
1,620	Buckle, Inc.	50,123
3,660	Cato Corp.	72,761
2,230	Dollar Tree, Inc.#	102,848
1,930	Family Dollar Stores, Inc.	60,641
3,470	Gentex Corp.	51,946
3,320	Home Depot, Inc.	86,121
660	ITT Educational Services, Inc.#	64,251
3,700	Lincoln Educational Services Corp.#	75,332
3,170	Marvel Entertainment, Inc.#	125,405
2,840	Mattel, Inc.	49,927
2,110	Monro Muffler Brake, Inc.	56,105
90	NVR, Inc.#	54,104
1,680	Panera Bread Company#	92,333
3,530	RadioShack Corp.	54,750
1,670	Ross Stores, Inc.	73,630
240	Strayer Education, Inc.	50,971
2,000	Tupperware Brands Corp.	68,140
1,300	UniFirst Corp.	50,596
780	VF Corp.	50,456

		1,514,001

	Consumer Staples (1.9%)
1,410	Hershey Company	56,330
700	Lorillard, Inc.	51,604
1,720	Usana Health Sciences, Inc.#	57,362
2,280	WD-40 Company	68,924
1,400	Weis Markets, Inc.	46,298

		280,518

	Energy (14.4%)
4,740	Buckeye Partners, LP	217,424
1,520	Cabot Oil & Gas Corp.	53,398
2,520	Dresser-Rand Group, Inc.#	73,357
1,260	Enbridge Energy Management, LLC#	55,226
3,160	EnCana Corp.	169,534
11,180	EXCO Resources, Inc.#	153,613
16,717	Gulfport Energy Corp.#	116,517
2,730	Noble Energy, Inc.	166,858
2,270	Occidental Petroleum Corp.	161,942
1,460	Oceaneering International, Inc.#	74,343
2,730	Pioneer Natural Resources Company	77,942
7,220	Quicksilver Resources Inc.#	82,741
2,440	SEACOR Holdings, Inc.#	193,931
5,350	Southwestern Energy Company#	221,651
1,290	Sunoco Logistics Partners, LP	76,407
4,180	World Fuel Services Corp.	183,334

		2,078,218

	Financials (3.7%)
3,320	AllianceBernstein Holding, LP	68,525
1,630	Digital Realty Trust, Inc.	66,097
960	First Financial Bankshares, Inc.	50,563
2,620	Invesco, Ltd.	51,745
3,890	Janus Capital Group, Inc.	53,137
2,910	Knight Capital Group, Inc.#	54,039
1,450	RenaissanceRe Holdings, Ltd.	72,863
1,680	Simmons First National Corp.	50,366
2,900	Wells Fargo & Company	70,934

		538,269

	Health Care (11.7%)
2,860	AmerisourceBergen Corp.	56,399
2,550	Amsurg Corp.#	52,581
3,640	athenahealth, Inc.#	134,462
1,090	Biogen Idec, Inc.#	51,830
4,270	BioMimetic Therapeutics, Inc.#	44,280
4,540	Centene Corp.#	87,667
2,410	Community Health Systems, Inc.#	68,251
1,330	Express Scripts, Inc.#	93,153
2,020	Gen-Probe, Inc.#	74,982
1,090	Gilead Sciences, Inc.#	53,334
5,160	Healthsouth Corp.#	74,304
3,960	HMS Holdings Corp.#	152,064
1,970	Illumina, Inc.#	71,196
1,060	Laboratory Corporation of America Holdings#	71,221
1,890	Life Technologies Corp.#	86,052
4,660	Mylan, Inc.#	61,465
3,840	Myriad Genetics, Inc.#	105,293
1,360	NuVasive, Inc.#	56,290
3,720	Omnicell, Inc.#	46,426
1,770	Quest Diagnostics, Inc.	96,677
4,270	Sepracor, Inc.#	74,085
2,060	Watson Pharmaceuticals, Inc.#	71,544

		1,683,556

	Industrials (10.7%)
3,640	ABM Industries, Inc.	76,695
2,850	AZZ, Inc.#	110,438
7,110	Beacon Roofing Supply, Inc.#	119,235
1,790	Bucyrus International, Inc.	52,769

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

940	C.H. Robinson Worldwide, Inc.	$51,258
3,930	Consolidated Graphics, Inc.#	71,919
1,900	CoStar Group, Inc.#	69,787
3,580	Deluxe Corp.	56,027
10,490	Ener1, Inc.#	66,926
4,310	Ennis, Inc.	63,486
1,730	Expeditors International of Washington, Inc.	58,699
380	First Solar, Inc.#	58,668
3,010	Genco Shipping & Trading, Ltd.	71,969
2,480	Iron Mountain, Inc.#	72,441
2,780	Knight Transportation, Inc.	50,429
1,760	Nordson Corp.	79,024
2,240	Powell Industries, Inc.#	79,856
3,460	Stanley, Inc.#	106,360
1,850	United Stationers, Inc.#	85,877
5,460	USG Corp.#	77,204
790	Valmont Industries, Inc.	56,738

		1,535,805

	Information Technology (27.1%)
2,110	Adtran, Inc.	50,978
3,040	Amdocs, Ltd.#	72,717
420	Apple, Inc.#	68,624
6,260	Ariba, Inc.#	65,793
2,040	BMC Software, Inc.#	69,421
2,810	CA, Inc.	59,403
1,620	Cabot Microelectronics Corp.#	54,950
11,590	Cadence Design Systems, Inc.#	68,381
7,040	Celestica, Inc.#	56,109
6,122	CEVA, Inc.#	53,690
2,070	Check Point Software Technologies, Ltd.#	55,248
3,400	Cisco Systems, Inc.#	74,834
4,000	Compellent Technologies, Inc.#	63,560
4,490	Corning, Inc.	76,330
3,240	Cybersource Corp.#	56,182
3,160	eBay, Inc.#	67,150
6,670	Echelon Corp.#	56,562
4,800	EMC Corp.#	72,288
760	Equinix, Inc.#	62,115
1,460	F5 Networks, Inc.#	54,195
1,300	FactSet Research Systems Inc.	73,710
8,140	Fairchild Semiconductor International, Inc.#	71,876
2,690	FEI Company#	65,905
2,040	Forrester Research, Inc.#	46,043
690	Fundtech, Ltd.#	6,762
140	Google, Inc.#	62,027
3,240	Informatica Corp.#	59,584
780	International Business Machines Corp.	91,985
3,000	Linear Technology Corp.	80,610
2,130	Monolithic Power Systems, Inc.#	47,265
5,360	National Semiconductor Corp.	80,722
3,580	Network Appliance, Inc.#	80,407
3,610	NeuStar, Inc. - Class A#	81,875
5,440	Omniture, Inc.#	74,419
1,480	Oplink Communications, Inc.#	18,826
3,220	Oracle Corp.	71,259
2,370	OSI Systems, Inc.#	46,950
3,190	Power Integrations, Inc.	93,435
1,510	QUALCOMM, Inc.	69,777
5,510	Radisys Corp.#	43,639
2,780	Radvision, Ltd.#	23,547
8,210	S1 Corp.#	58,209
2,070	salesforce.com, Inc.#	89,714
2,790	ScanSource, Inc.#	79,599
2,070	Silicon Laboratories, Inc.#	88,658
8,840	SkillSoft, PLC#	75,670
4,260	Solera Holdings, Inc.#	114,722
3,810	SRA International, Inc. - Class A#	75,057
5,220	SuccessFactors, Inc.#	55,071
1,590	Sybase, Inc.#	56,922
1,990	Syntel, Inc.	78,764
2,980	Texas Instruments, Inc.	71,669
3,340	Tyco Electronics, Ltd.	71,710
5,460	Tyler Technologies, Inc.#	84,084
7,310	ValueClick, Inc.#	84,065
8,470	VeriFone Holdings, Inc.#	76,315
4,710	Volterra Semiconductor Corp.#	78,139
3,080	Western Union Company	53,838
4,220	Yahoo!, Inc.#	60,427

		3,901,786

	Materials (6.2%)
1,290	Agnico-Eagle Mines, Ltd.	75,530
2,760	Bemis Company, Inc.	72,643
9,020	Crown Holdings, Inc.#	226,402
3,780	H.B. Fuller Company	76,205
3,640	Pan American Silver Corp.#	71,744
1,400	Silgan Holdings, Inc.	70,364
2,790	Southern Copper Corp.	71,870
4,490	Steel Dynamics, Inc.	73,456
3,060	Valspar Corp.	77,479
3,330	Westlake Chemical Corp.	83,217

		898,910

See accompanying Notes to Schedule of Investments

Calamos 130/30 Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

	Utilities (2.2%)
1,730	AmeriGas Partners, LP	$62,072
4,350	CMS Energy Corp.	56,289
1,610	ITC Holdings Corp.	76,797
1,190	Sempra Energy	62,392
1,320	Suburban Propane Partners, LP	59,255

		316,805

	TOTAL COMMON STOCKS (Cost $11,703,029)	12,747,868

EXCHANGE TRADED FUNDS (8.6%)
	Financials (8.6%)
12,000	ProShares Short MidCap400	633,600
10,000	ProShares Short S&P500	607,900

		1,241,500

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,382,078)	1,241,500

SHORT-TERM INVESTMENT (4.4%)
631,939	Fidelity Prime Money Market Fund - Institutional Class (Cost $631,939)	631,939

TOTAL INVESTMENTS (101.4%) (Cost $13,717,045)		14,621,307

LIABILITIES, LESS OTHER ASSETS (-1.4%)		(201,815)

NET ASSETS (100.0%)		$14,419,492

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (41.0%)
		Consumer Discretionary (3.7%)
2,700,000	EUR	Adidas, AG 2.500%, 10/08/18	$4,825,290
2,700,000		Aristocrat Leisure, Ltd.** 5.000%, 05/31/06	3,147,390
3,000,000		International Game Technology* 3.250%, 05/01/14	3,712,500
670,000,000	JPY	NC International, Ltd. (Nikon Corp.)Δ 0.000%, 03/15/11	7,811,793
620,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	6,896,169

			26,393,142

		Consumer Staples (1.1%)
740,000,000	JPY	Asahi Breweries, Ltd. 0.000%, 05/26/28	7,644,386

		Energy (7.6%)
6,200,000		Acergy, SA 2.250%, 10/11/13	5,272,109
5,710,000		Cameron International Corp. 2.500%, 06/15/26	6,752,075
		Chesapeake Energy Corp.
8,990,000		2.500%, 05/15/37	6,911,062
7,000,000		2.750%, 11/15/35	6,247,501
45,500,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	6,421,336
5,000,000		Petrobank Energy and Resources, Ltd.* 5.125%, 07/10/15	5,312,500
4,500,000		Petroplus Holdings, AG 3.375%, 03/26/13	4,023,273
7,100,000		Superior Energy Services, Inc.‡~ 1.500%, 12/15/26	5,910,750
8,000,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	7,350,000

			54,200,606

		Financials (1.2%)
5,260,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	4,707,700
3,310,000		Leucadia National Corp. 3.750%, 04/15/14	4,091,987

			8,799,687

		Health Care (5.2%)
6,000,000	CHF	Actelion Finance, Ltd. 0.000%, 11/22/11	6,488,045
8,090,000		Amgen, Inc. 0.375%, 02/01/13	8,170,900
8,700,000		China Medical Technologies, Inc. 4.000%, 08/15/13	5,665,875
4,800,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	4,206,000
10,350,000		Teva Pharmaceutical Industries, Ltd.∧ 1.750%, 02/01/26	12,497,625

			37,028,445

		Industrials (4.3%)
3,800,000		AGCO Corp. 1.250%, 12/15/36	3,676,500
6,900,000		Danaher Corp. 0.000%, 01/22/21	6,270,375
9,430,000		JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	7,131,438
5,300,000	EUR	SGL Carbon, AG 0.750%, 05/16/13	6,563,394
9,150,000		Suntech Power Holdings Company, Ltd.~ 3.000%, 03/15/13	7,377,187

			31,018,894

		Information Technology (11.1%)
19,600,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	12,291,782
6,700,000		Compal Electronics, Inc. 0.000%, 08/19/10	7,542,107
19,900,000		EMC Corp. 1.750%, 12/01/13	22,511,875
		Intel Corp.
6,000,000		3.250%, 08/01/39*	6,067,500
1,250,000		2.950%, 12/15/35	1,096,875
9,260,000		Network Appliance, Inc. 1.750%, 06/01/13	9,040,075
16,500,000		Symantec Corp.~ 0.750%, 06/15/11	16,953,750
800,000	CHF	Temenos Group, AG 1.500%, 03/21/13	931,462
4,250,000		VeriSign, Inc. 3.250%, 08/15/37	3,251,250

			79,686,676

		Materials (6.1%)
8,200,000		Anglo American, PLC 4.000%, 05/07/14	11,586,600
6,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	6,938,750
		Newmont Mining Corp.
9,866,000		1.625%, 07/15/17	10,889,597
5,740,000		3.000%, 02/15/12	6,665,575
3,250,000		1.250%, 07/15/14	3,680,625
3,210,000		Xstrata, PLC 4.000%, 08/14/17	3,779,775

			43,540,922

		Telecommunication Services (0.7%)
4,500,000		SK Telecom Company, Ltd. 1.750%, 04/07/14	5,112,772

		TOTAL CONVERTIBLE BONDS (Cost $284,532,296)	293,425,530

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (8.3%)
		Consumer Staples (3.6%)
391,000		Archer Daniels Midland Company 6.250%	$15,424,950
		Bunge, Ltd.
57,000		4.875%	5,244,000
7,500		5.125%	5,128,125

			25,797,075

		Financials (1.1%)
110,000		American International Group, Inc. 8.500%	880,000
8,100		Bank of America Corp. 7.250%	6,804,000

			7,684,000

		Health Care (0.9%)
28,000		Schering-Plough Corp. 6.000%	6,530,720

		Materials (2.7%)
79,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	7,286,960
295,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	12,195,300

			19,482,260

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $56,204,669)	59,494,055

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITY (0.2%)
		Energy (0.2%)
23,000		Deutsche Bank, AG (Transocean, Inc.)* 7.230%, 12/15/09 (Cost $1,631,056)	1,821,140

NUMBER OF
SHARES			VALUE

COMMON STOCKS (50.2%)
		Consumer Discretionary (6.2%)
137,000		Apollo Group, Inc. - Class A#	9,458,480
230,000	JPY	Nikon Corp.	4,595,178
571,000	JPY	Panasonic Corp.	9,025,455
574,957	CHF	Swatch Group, AG	21,368,184

			44,447,297

		Consumer Staples (1.3%)
185,000		Coca-Cola Company	9,220,400

		Energy (13.3%)
490,000	NOK	Acergy, SA	5,236,054
1,450,000	GBP	BP, PLC	12,024,395
188,000		Cameron International Corp.#	5,871,240
3,900,000	HKD	China Petroleum & Chemical Corp.	3,476,832
340,000		Halliburton Company	7,510,600
527,000	CAD	Nexen , Inc.	10,924,029
230,000		Noble Corp.	7,787,800
187,000		Schlumberger, Ltd.	10,004,500
385,000	CAD	Suncor Energy, Inc.	12,451,520
202,000	EUR	TOTAL, SA	11,203,056
106,000		Transocean, Ltd.#	8,447,140

			94,937,166

		Financials (4.9%)
2,484,611		Citigroup, Inc.	7,876,217
55,000		Goldman Sachs Group, Inc.	8,981,500
605,000	GBP	Standard Chartered, PLC	14,363,158
90,000		T. Rowe Price Group, Inc.	4,203,900

			35,424,775

		Health Care (4.2%)
210,000		Alcon, Inc.	26,796,000
61,000	DKK	Novo Nordisk, A/S - Class B	3,569,411

			30,365,411

		Industrials (3.9%)
550,000	CHF	ABB, Ltd.#	10,053,078
90,000	EUR	ALSTOM	6,180,136
1,030,000	HKD	Hutchison Whampoa, Ltd.	7,699,031
50,000	EUR	Siemens, AG	3,984,612

			27,916,857

		Information Technology (14.3%)
1,165,000	GBP	Autonomy Corp., PLC#	22,877,126
115,000	JPY	Canon, Inc.	4,262,555
394,000		Cisco Systems, Inc.#	8,671,940
425,000		eBay, Inc.#	9,031,250
235,000		Infosys Technologies, Ltd.	10,112,050
490,000	TWD	MediaTek, Inc.	7,040,551
72,300	JPY	Nintendo Company, Ltd.	19,425,129
265,000	EUR	Nokia, OYJ	3,563,317
6,500	KRW	Samsung Electronics Company, Ltd.	3,827,243
285,000	EUR	SAP, AG	13,422,687

			102,233,848

		Materials (1.0%)
31,000	CHF	Syngenta, AG	7,133,963

		Telecommunication Services (1.1%)
175,000		América Móvil, SAB de CV	7,526,750

		TOTAL COMMON STOCKS (Cost $350,242,147)	359,206,467

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

SHORT-TERM INVESTMENT (0.0%)
3,306	Fidelity Prime Money Market Fund - Institutional Class (Cost $3,306)	$3,306

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.5%)
34,018	Bank of New York Institutional Cash Reserve Series Bπ	5,443
3,366,000	Goldman Sachs Financial Square Prime Obligations Fund	3,366,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $3,400,018)	3,371,443

TOTAL INVESTMENTS (100.2%) (Cost $696,013,492)		717,321,941

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)		(3,400,018)

OTHER ASSETS, LESS LIABILITIES (0.3%)		1,969,076

NET ASSETS (100.0%)		$715,890,999

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	10/22/09	32,972,000	$55,069,106	$(845,498)
Canadian Dollar	10/22/09	19,809,000	18,393,754	(402,419)
Danish Krone	10/22/09	17,308,000	3,308,021	(8,116)
European Monetary Unit	10/22/09	57,915,000	82,550,439	(232,665)
Hong Kong Dollar	10/22/09	94,263,000	12,172,250	(256)
Indian Rupee	10/22/09	210,728,000	4,369,080	(25,068)
Japanese Yen	10/22/09	5,077,525,000	53,699,290	556,757
Mexican Peso	10/22/09	47,040,000	3,523,279	(21,833)
New Taiwan Dollar	10/22/09	116,907,000	3,586,746	(20,878)
Norwegian Krone	10/22/09	46,564,000	7,581,045	(191,576)
South Korean Won	10/22/09	6,065,441,000	4,936,531	(77,570)
Swiss Franc	10/22/09	45,909,000	42,992,731	92,061

				$(1,177,061)

	Settlement	Local	Current	Unrealized
Long Contract	Date	Currency	Value	Gain/Loss

European Monetary Unit	10/22/09	12,997,000	18,525,564	$98,015

NOTES TO SCHEDULE OF INVESTMENTS

**	In default status, such order being entered by a court in August 2005, and considered illiquid and non-income producing. The fund received a partial payment of $2,700,000 as of August 10, 2006. The instrument has been priced at a fair value following procedures approved by the board of trustees, and at July 31, 2009, involved the use of estimates and assumptions as determined by management personnel after evaluating information provided in the aforementioned court order and other relevant data.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $11,601,140 or 1.6% of net assets.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
~	Security, or portion of security, is held in a segregated account as collateral, aggregating a total value of $29,314,500.
∧	Security, or portion of security, is on loan.
#	Non-income producing security.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

	JULY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$439,741,583	61.3%

European Monetary Unit	62,034,274	8.6%

Japanese Yen	59,660,665	8.3%

British Pound Sterling	49,264,679	6.9%

Swiss Franc	45,974,733	6.4%

Canadian Dollar	23,375,549	3.3%

Hong Kong Dollar	17,597,199	2.5%

New Taiwanese Dollar	7,040,551	1.0%

Norwegian Krone	5,236,054	0.7%

South Korean Won	3,827,243	0.5%

Danish Krone	3,569,411	0.5%

Total Investments	$717,321,941	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (99.5%)
		Consumer Discretionary (9.7%)
524,213	HKD	Li & Fung, Ltd.	$1,544,541
28,000		New Oriental Education & Technology Group, Inc.#	2,058,000
87,000	JPY	Nikon Corp.	1,738,176
25,000	EUR	Puma, AG Rudolf Dassler Sport	6,353,421
215,000	CHF	Swatch Group, AG	7,990,440

			19,684,578

		Consumer Staples (3.0%)
27,000	EUR	Beiersdorf, AG	1,359,445
1,365,000	MXN	Wal-Mart de Mexico, SAB de CV	4,652,305

			6,011,750

		Energy (16.8%)
330,000	GBP	AMEC, PLC	3,886,048
3,700,000	HKD	CNOOC, Ltd.	4,922,943
210,000	CAD	Nexen , Inc.	4,353,029
200,000	BRL	Petróleo Brasileiro, SA	4,132,386
80,000	ZAR	Sasol, Ltd.	2,863,802
125,000	NOK	StatoilHydro, ASA	2,672,606
155,000	CAD	Suncor Energy, Inc.	5,012,950
67,000	EUR	Technip, SA	4,056,171
55,000	AUD	Woodside Petroleum, Ltd.	2,107,990

			34,007,925

		Financials (8.0%)
300,000	BRL	BM&F BOVESPA, SA	1,939,167
120,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	2,253,244
150,000	GBP	Schroders, PLC	2,443,058
550,000	SGD	Singapore Exchange, Ltd.	3,326,103
260,000	GBP	Standard Chartered, PLC	6,172,597

			16,134,169

		Health Care (7.7%)
65,000		Alcon, Inc.	8,294,000
190,000	SEK	Elekta, AB - Class B	2,986,687
40,000	DKK	Novo Nordisk, A/S - Class B	2,340,597
250,000	GBP	Smith & Nephew, PLC	1,980,725

			15,602,009

		Industrials (8.8%)
240,000	CHF	ABB, Ltd.#	4,386,798
80,000	EUR	ALSTOM	5,493,454
130,000	JPY	JGC Corp.	2,243,665
80,000	DKK	Vestas Wind Systems, A/S#	5,631,023

			17,754,940

		Information Technology (32.1%)
450,000	GBP	Autonomy Corp., PLC#	8,836,658
15,000		Baidu.com, Inc.#	5,222,100
135,000		Check Point Software Technologies, Ltd.#	3,603,150
53,000	EUR	Gemalto, NV#	1,980,011
535,000	TWD	Hon Hai Precision Industry Company, Ltd.	1,847,212
190,000	TWD	HTC Corp.	2,591,391
100,000		Infosys Technologies, Ltd.	4,303,000
35,000	KRW	LG Display Company, Ltd.	1,008,776
275,000	TWD	MediaTek, Inc.	3,951,330
26,000	JPY	Nintendo Company, Ltd.	6,985,524
110,000	EUR	Nokia, OYJ	1,479,112
85,000		Perfect World Company, Ltd.#	3,041,300
250,000	BRL	Redecard, SA	3,718,344
6,000	KRW	Samsung Electronics Company, Ltd.	3,532,839
45,000	EUR	SAP, AG	2,119,372
165,000	NOK	Tandberg, ASA	3,506,246
330,000	HKD	Tencent Holdings, Ltd.	4,447,991
400,000	HKD	VTech Holdings, Ltd.	2,849,108

			65,023,464

		Materials (9.5%)
115,000	GBP	Anglo American, PLC	3,708,786
35,000	ZAR	AngloGold Ashanti, Ltd.	1,353,219
180,000	BRL	Fertilizantes Fosfatados, SA Fosfertil	1,697,012
75,000		Sterlite Industries, Ltd.#	1,008,548
17,500	CHF	Syngenta, AG	4,027,237
120,000		Vale, SA	2,367,600
95,000	NOK	Yara International, ASA	2,951,430
2,300,000	HKD	Zijin Mining Group Company, Ltd.	2,137,145

			19,250,977

		Telecommunication Services (3.9%)
145,000		América Móvil, SAB de CV	6,236,450
75,000	BRL	Vivo Participações, SA	1,708,428

			7,944,878

		TOTAL COMMON STOCKS (Cost $186,041,960)	201,414,690

SHORT-TERM INVESTMENT (0.4%)
837,676		Fidelity Prime Money Market Fund - Institutional Class (Cost $837,676)	837,676

TOTAL INVESTMENTS (99.9%) (Cost $186,879,636)			202,252,366

OTHER ASSETS, LESS LIABILITIES (0.1%)			164,224

NET ASSETS (100.0%)			$202,416,590

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

	JULY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$36,134,148	17.9%

British Pound Sterling	27,027,872	13.4%

European Monetary Unit	22,840,986	11.3%

Hong Kong Dollar	18,154,972	9.0%

Swiss Franc	16,404,475	8.1%

Brazilian Real	13,195,337	6.6%

Japanese Yen	10,967,365	5.4%

Canadian Dollar	9,365,979	4.7%

Norwegian Krone	9,130,282	4.5%

New Taiwanese Dollar	8,389,933	4.2%

Danish Krone	7,971,620	4.0%

Mexican Peso	4,652,305	2.3%

South Korean Won	4,541,615	2.3%

South African Rand	4,217,021	2.1%

Singapore Dollar	3,326,103	1.7%

Swedish Krona	2,986,687	1.5%

Australian Dollar	2,107,990	1.0%

Total Investments	$201,414,690	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS (98.7%)
		Consumer Discretionary (10.2%)
10,500		Amazon.com, Inc.#	$900,480
5,500		Coach, Inc.	162,745
5,000		Guess?, Inc.	145,350
2,000		New Oriental Education & Technology Group, Inc.#	147,000
5,150		Nike, Inc. - Class B	291,696
9,000	JPY	Nikon Corp.	179,811
2,100	EUR	Puma, AG Rudolf Dassler Sport	533,687
20,000	CHF	Swatch Group, AG	743,297

			3,104,066

		Consumer Staples (2.4%)
4,500		Coca-Cola Company	224,280
150,000	MXN	Wal-Mart de Mexico, SAB de CV	511,242

			735,522

		Energy (20.3%)
37,000	GBP	AMEC, PLC	435,708
5,500		Apache Corp.	461,725
11,000		Cameron International Corp.#	343,530
325,000	HKD	CNOOC, Ltd.	432,421
6,000		ENSCO International, Inc.	227,340
20,000		Halliburton Company	441,800
14,000		National Oilwell Varco, Inc.#	503,160
28,500	CAD	Nexen, Inc.	590,768
11,300		Noble Corp.	382,618
4,700		Noble Energy, Inc.	287,264
12,000	BRL	Petróleo Brasileiro, SA	247,943
4,500	ZAR	Sasol, Ltd.	161,089
8,000	NOK	StatoilHydro, ASA	171,047
21,000	CAD	Suncor Energy, Inc.	679,174
7,250	EUR	Technip, SA	438,914
4,600		Transocean, Ltd.#	366,574

			6,171,075

		Financials (6.7%)
2,000		BlackRock, Inc.	381,080
45,000	BRL	BM&F BOVESPA, SA	290,875
1,800		Goldman Sachs Group, Inc.	293,940
31,000	GBP	Standard Chartered, PLC	735,964
7,000		T. Rowe Price Group, Inc.	326,970

			2,028,829

		Health Care (5.7%)
7,800		Alcon, Inc.	995,280
2,700		Celgene Corp.#	153,792
1,250		Intuitive Surgical, Inc.#	284,150
2,500	DKK	Novo Nordisk, A/S - Class B	146,287
3,700		Stryker Corp.	143,856

			1,723,365

		Industrials (8.5%)
28,400	CHF	ABB, Ltd.#	519,104
5,100		AGCO Corp.#	160,446
6,200	EUR	ALSTOM	425,743
3,700		Fluor Corp.	195,360
6,300		Honeywell International, Inc.	218,610
7,800		Jacobs Engineering Group, Inc.#	319,644
6,000		United Technologies Corp.	326,820
6,000	DKK	Vestas Wind Systems, A/S#	422,327

			2,588,054

		Information Technology (36.3%)
9,000		Apple, Inc.#	1,470,510
60,000	GBP	Autonomy Corp., PLC#	1,178,221
2,200		Baidu.com, Inc.#	765,908
9,200		Check Point Software Technologies, Ltd.#	245,548
27,000		eBay, Inc.#	573,750
2,800		Google, Inc.#	1,240,540
9,900	TWD	HTC Corp.	135,025
15,500		Infosys Technologies, Ltd.	666,965
12,000		Marvell Technology Group, Ltd.#	160,080
1,150		MasterCard, Inc.	223,135
31,000	TWD	MediaTek, Inc.	445,423
3,400	JPY	Nintendo Company, Ltd.	913,492
11,000	EUR	Nokia, OYJ	147,911
7,000		Oracle Corp.	154,910
12,000		Parametric Technologies Corp.#	154,920
8,500		Perfect World Company, Ltd.#	304,130
5,000		QUALCOMM, Inc.	231,050
23,000	BRL	Redecard, SA	342,088
615	KRW	Samsung Electronics Company, Ltd.	362,116
6,900	EUR	SAP, AG	324,970
23,000	NOK	Tandberg, ASA	488,749
7,300		Trimble Navigation, Ltd.#	173,083
48,000	HKD	VTech Holdings, Ltd.	341,893

			11,044,417

		Materials (6.5%)
14,000	GBP	Anglo American, PLC	451,504
6,000		Barrick Gold Corp.	209,400
19,000	BRL	Fertilizantes Fosfatados, SA Fosfertil	179,129
1,250	CHF	Syngenta, AG	287,660
18,000		Vale, SA	355,140
6,000	NOK	Yara International, ASA	186,406

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

335,000	HKD	Zijin Mining Group Company, Ltd.	$311,280

			1,980,519

		Telecommunication Services (2.1%)
15,000		América Móvil, SAB de CV	645,150

		TOTAL COMMON STOCKS (Cost $30,711,840)	30,020,997

SHORT-TERM INVESTMENT (0.0%)
120		Fidelity Prime Money Market Fund - Institutional Class (Cost $120)	120

TOTAL INVESTMENTS (98.7%) (Cost $30,711,960)			30,021,117

OTHER ASSETS, LESS LIABILITIES (1.3%)			393,686

NET ASSETS (100.0%)			$30,414,803

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	10/22/09	1,397,000	$2,333,239	$(35,823)
Danish Krone	10/22/09	2,947,000	563,250	(1,382)
European Monetary Unit	10/22/09	1,477,000	2,105,275	(5,933)
Norwegian Krone	10/22/09	4,725,000	769,273	(19,440)
Swiss Franc	10/22/09	1,712,000	1,603,249	3,433

				$(59,145)

	Settlement	Local	Current	Unrealized
Long Contracts	Date	Currency	Value	Gain/Loss

European Monetary Unit	10/22/09	192,000	273,671	$1,448
Swiss Franc	10/22/09	207,000	193,851	1,148

				$2,596

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

	JULY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$16,259,849	54.3%

British Pound Sterling	2,801,397	9.4%

European Monetary Unit	1,871,225	6.2%

Swiss Franc	1,550,061	5.2%

Canadian Dollar	1,269,942	4.2%

Japanese Yen	1,093,303	3.6%

Hong Kong Dollar	1,085,594	3.6%

Brazilian Real	1,060,035	3.5%

Norwegian Krone	846,202	2.8%

New Taiwanese Dollar	580,448	1.9%

Danish Krone	568,614	1.9%

Mexican Peso	511,242	1.7%

South Korean Won	362,116	1.2%

South African Rand	161,089	0.5%

Total Investments	$30,021,117	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (18.3%)
		Consumer Discretionary (1.5%)
50,000,000	JPY	Suzuki Motor Corp. 6.000%, 03/29/13	$556,143

		Energy (3.7%)
200,000		Acergy, SA 2.250%, 10/11/13	170,068
300,000		Cameron International Corp. 2.500%, 06/15/26	354,750
1,600,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	225,805
300,000		Petrobank Energy and Resources, Ltd.* 5.125%, 07/10/15	318,750
300,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	275,625

			1,344,998

		Health Care (2.3%)
		China Medical Technologies, Inc.
630,000		4.000%, 08/15/13	410,287
230,000		3.500%, 11/15/11	186,013
220,000		Teva Pharmaceutical Industries, Ltd. 1.750%, 02/01/26	265,650

			861,950

		Industrials (3.5%)
2,200,000		China High Speed Transmission Equipment Group Company, Ltd. 0.000%, 05/14/11	384,903
610,000		JA Solar Holdings Company, Ltd. 4.500%, 05/15/13	461,312
530,000		Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	427,313

			1,273,528

		Information Technology (1.6%)
235,000		Compal Electronics, Inc. 0.000%, 08/19/10	264,537
250,000		Quanta Computer, Inc. 0.000%, 07/26/10	329,375

			593,912

		Materials (4.4%)
300,000		Anglo American, PLC 4.000%, 05/07/14	423,900
400,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	427,000
		Newmont Mining Corp.
280,000		1.625%, 07/15/17	309,050
240,000		3.000%, 02/15/12	278,700
1,150,000	HKD	Sinochem Hong Kong Holdings, Ltd. 0.000%, 08/07/11	191,399

			1,630,049

		Telecommunication Services (1.3%)
240,000		NII Holdings, Inc. 2.750%, 08/15/25	$230,700
220,000		SK Telecom Company, Ltd. 1.750%, 04/07/14	249,958

			480,658

		TOTAL CONVERTIBLE BONDS (Cost $6,506,554)	6,741,238

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (2.9%)
		Consumer Staples (0.7%)
2,700		Bunge, Ltd. 4.875%	248,400

		Financials (0.0%)
2,500		American International Group, Inc. 8.500%	20,000

		Materials (2.2%)
12,300		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	508,482
5,000		Vale, SA 6.750%	304,100

			812,582

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,166,475)	1,080,982

COMMON STOCKS (74.1%)
		Consumer Discretionary (4.7%)
139,787	HKD	Li & Fung, Ltd.	411,868
7,200		New Oriental Education & Technology Group, Inc.#	529,200
16,000	JPY	Nikon Corp.	319,665
13,000	CHF	Swatch Group, AG	483,143

			1,743,876

		Consumer Staples (5.5%)
4,000	EUR	Beiersdorf, AG	201,399
9,300		Coca-Cola Company	463,512
16,500	BRL	Natura Cosméticos, SA	235,683
5,200	CHF	Nestlé, SA	213,691
270,000	MXN	Wal-Mart de Mexico, SAB de CV	920,236

			2,034,521

		Energy (13.2%)
26,000	NOK	Acergy, SA	277,831
4,000		Cameron International Corp.#	124,920
275,000	HKD	China Petroleum & Chemical Corp.	245,161
635,000	HKD	CNOOC, Ltd.	844,884

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

12,000		Halliburton Company	$265,080
7,300		Noble Corp.	247,178
40,000	BRL	Petróleo Brasileiro, SA	826,477
16,000	ZAR	Sasol, Ltd.	572,760
7,000		Schlumberger, Ltd.	374,500
7,500	EUR	Technip, SA	454,049
5,000	EUR	TOTAL, SA	277,303
4,600		Transocean, Ltd.#	366,574

			4,876,717

		Financials (7.6%)
92,000	BRL	BM&F BOVESPA, SA	594,678
87,615		Citigroup, Inc.	277,739
19,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	356,764
85,000	SGD	Singapore Exchange, Ltd.	514,034
45,000	GBP	Standard Chartered, PLC	1,068,334

			2,811,549

		Health Care (0.9%)
5,500	DKK	Novo Nordisk, A/S - Class B	321,832

		Industrials (4.3%)
21,000	CHF	ABB, Ltd.#	383,845
28,000	ZAR	Aveng, Ltd.	133,457
70,000	HKD	Hutchison Whampoa, Ltd.	523,235
16,000	JPY	JGC Corp.	276,143
3,150	EUR	Siemens, AG	251,031

			1,567,711

		Information Technology (25.7%)
123,220	TWD	Acer, Inc.	259,787
85,000	HKD	Alibaba.com, Ltd.#	194,690
2,700		Baidu.com, Inc.#	939,978
27,000		Check Point Software Technologies, Ltd.#	720,630
182,250	TWD	Hon Hai Precision Industry Company, Ltd.	629,260
31,000	TWD	HTC Corp.	422,806
19,000		Infosys Technologies, Ltd.	817,570
13,000	KRW	LG Display Company, Ltd.	374,688
48,000	TWD	MediaTek, Inc.	689,687
1,700	KRW	NHN, Corp.#	246,599
25,000	EUR	Nokia, OYJ	336,162
20,000		Perfect World Company, Ltd.#	715,600
5,000		QUALCOMM, Inc.	231,050
47,000	BRL	Redecard, SA	699,049
1,125	KRW	Samsung Electronics Company, Ltd.	662,407
210,648	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	375,111
53,000	HKD	Tencent Holdings, Ltd.	714,374
65,000	HKD	VTech Holdings, Ltd.	462,980

			9,492,428

		Materials (5.8%)
12,000	GBP	Anglo American, PLC	387,004
66,000	BRL	Fertilizantes Fosfatados, SA Fosfertil	622,238
25,000		Sterlite Industries, Ltd.#	336,182
1,600	CHF	Syngenta, AG	368,205
450,000	HKD	Zijin Mining Group Company, Ltd.	418,137

			2,131,766

		Telecommunication Services (6.4%)
600,000	MXN	América Móvil, SAB de CV	1,290,030
3,000		Millicom International Cellular, SA#	222,450
20,000	ZAR	MTN Group, Ltd.	329,154
23,500	BRL	Vivo Participações, SA	535,308

			2,376,942

		TOTAL COMMON STOCKS (Cost $25,033,244)	27,357,342

SHORT-TERM INVESTMENT (8.9%)
3,301,135		Fidelity Prime Money Market Fund - Institutional Class (Cost $3,301,135)	3,301,135

TOTAL INVESTMENTS (104.2%) (Cost $36,007,408)			38,480,697

LIABILITIES, LESS OTHER ASSETS (-4.2%)			(1,555,606)

NET ASSETS (100.0%)			$36,925,091

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, there were no 144A securities that could not be exchanged to the registered form.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

	JULY 31, 2009 (UNAUDITED)
CURRENCY EXPOSURE	Value	% of Total Investments

US Dollar	$16,782,171	43.7%

Hong Kong Dollar	4,589,297	12.0%

Brazilian Real	3,513,433	9.1%

New Taiwanese Dollar	2,376,651	6.2%

Mexican Peso	2,210,266	5.7%

European Monetary Unit	1,519,944	3.9%

British Pound Sterling	1,455,338	3.8%

Swiss Franc	1,448,884	3.8%

South Korean Won	1,283,694	3.3%

Japanese Yen	1,151,951	3.0%

South African Rand	1,035,371	2.7%

Singapore Dollar	514,034	1.3%

Danish Krone	321,832	0.8%

Norwegian Krone	277,831	0.7%

Total Investments	$38,480,697	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (63.8%)
		Consumer Discretionary (5.6%)
6,825,000		Best Buy Company, Inc. 2.250%, 01/15/22	$6,918,844
23,000,000		Carnival Corp. 2.000%, 04/15/21	22,856,250
20,000,000		International Game Technology* 3.250%, 05/01/14	24,750,000
		Interpublic Group of Companies, Inc.
18,000,000		4.750%, 03/15/23	16,267,500
5,500,000		4.250%, 03/15/23	4,998,125
1,100,000,000	JPY	NC International, Ltd. (Nikon Corp)Δ 0.000%, 03/15/11	12,825,332
3,250,000,000	JPY	Suzuki Motor Corp. 0.000%, 03/29/13	36,149,273
10,500,000	CHF	Swatch Group, AG 2.625%, 10/15/10	10,160,093

			134,925,417

		Consumer Staples (1.3%)
10,000,000		Archer Daniels Midland Company 0.875%, 02/15/14	9,925,000
19,000,000		Molson Coors Brewing Company 2.500%, 07/30/13	20,995,000

			30,920,000

		Energy (7.5%)
12,500,000		Acergy, SA 2.250%, 10/11/13	10,629,252
18,000,000		Cameron International Corp. 2.500%, 06/15/26	21,285,000
		Chesapeake Energy Corp.
26,500,000		2.750%, 11/15/35∧	23,651,250
7,830,000		2.500%, 05/15/37	6,019,313
6,300,000		2.250%, 12/15/38	4,008,375
70,000,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	9,878,978
25,000,000		Hornbeck Offshore Services, Inc.~‡ 1.625%, 11/15/26	20,502,500
12,000,000		Oil States International, Inc. 2.375%, 07/01/25	13,065,000
5,080,000		Schlumberger, Ltd. - Series B∧ 2.125%, 06/01/23	7,467,600
17,000,000		SEACOR Holdings, Inc. 2.875%, 12/15/24	19,210,000
16,000,000		St. Mary Land & Exploration Company 3.500%, 04/01/27	14,180,000
36,000,000		Transocean, Ltd. - Series C 1.500%, 12/15/37	33,075,000

			182,972,268

		Financials (3.9%)
8,275,000		Affiliated Managers Group, Inc.* 3.950%, 08/15/38	7,406,125
4,194,000		BlackRock, Inc. 2.625%, 02/15/35	8,047,238
22,500,000		Health Care REIT, Inc. 4.750%, 12/01/26	23,540,625
16,000,000		Host Hotels & Resorts, Inc.* 2.625%, 04/15/27	13,940,000
9,115,000		Janus Capital Group, Inc. 3.250%, 07/15/14	11,006,363
14,250,000		Leucadia National Corp. 3.750%, 04/15/14	17,616,562
16,575,000		NASDAQ OMX Group, Inc. 2.500%, 08/15/13	14,088,750

			95,645,663

		Health Care (14.6%)
12,000,000	CHF	Actelion Finance, Ltd. 0.000%, 11/22/11	12,976,091
27,500,000		Amgen, Inc. 0.375%, 02/01/13	27,775,000
17,800,000		Beckman Coulter, Inc. 2.500%, 12/15/36	19,135,000
21,000,000		Biovail Corp.* 5.375%, 08/01/14	23,677,500
9,940,000		Cephalon, Inc. 2.500%, 05/01/14	10,387,300
18,000,000		Charles River Laboratories International, Inc. 2.250%, 06/15/13	16,560,000
13,500,000		Endo Pharmaceuticals Holdings, Inc.*∧ 1.750%, 04/15/15	12,352,500
13,150,000		Gilead Sciences, Inc.~ 0.500%, 05/01/11	17,308,688
18,000,000		Henry Schein, Inc. 3.000%, 08/15/34	21,352,500
44,000,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	38,555,000
9,000,000		Life Technologies Corp. 1.500%, 02/15/24	9,675,000
2,100,000		LifePoint Hospitals, Inc. 3.500%, 05/15/14	1,798,125
		Medtronic, Inc.
21,000,000		1.625%, 04/15/13	20,343,750
6,000,000		1.500%, 04/15/11	5,940,000
		Mylan, Inc.∧
22,816,000		3.750%, 09/15/15*	27,179,560
8,720,000		1.250%, 03/15/12	7,869,800
		Teva Pharmaceutical Industries, Ltd.
53,500,000		0.250%, 02/01/26	62,929,375
7,500,000		1.750%, 02/01/26∧	9,056,250

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

6,000,000		Thermo Fisher Scientific, Inc.‡ 0.000%, 12/15/33	$9,273,600

			354,145,039

		Industrials (7.8%)
15,000,000		AGCO Corp. 1.750%, 12/31/33	22,200,000
		Alliant Techsystems, Inc.
18,000,000		2.750%, 09/15/11	18,517,500
11,500,000		2.750%, 02/15/24	12,046,250
12,500,000		Barnes Group, Inc. 3.375%, 03/15/27	9,968,750
26,000,000		Danaher Corp. 0.000%, 01/22/21	23,627,500
35,000,000		Energy Conversion Devices, Inc. 3.000%, 06/15/13	22,925,000
16,275,000		EnerSys‡ 3.375%, 06/01/38	12,938,625
22,500,000		General Cable Corp. 0.875%, 11/15/13	21,909,375
19,000,000		L-3 Communications Holdings, Inc. 3.000%, 08/01/35	19,142,500
12,102,000		Quanta Services, Inc. 3.750%, 04/30/26	14,144,212
4,400,000		Trinity Industries, Inc. 3.875%, 06/01/36	2,634,500
10,500,000		Triumph Group, Inc. 2.625%, 10/01/26	10,198,125

			190,252,337

		Information Technology (18.1%)
		Anixter International, Inc.
7,950,000		1.000%, 02/15/13	6,638,250
6,000,000		0.000%, 07/07/33	3,465,000
14,500,000		ARRIS Group, Inc. 2.000%, 11/15/26	14,173,750
17,070,000		CA, Inc. 1.625%, 12/15/09	18,841,012
16,000,000		CACI International, Inc. 2.125%, 05/01/14	16,300,000
20,866,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	13,085,730
8,439,000		DST Systems, Inc. - Series A‡ 4.125%, 08/15/23	8,744,914
84,000,000		EMC Corp. 1.750%, 12/01/13	95,025,000
3,168,000		FEI Company 2.875%, 06/01/13	3,263,040
10,300,000		Informatica Corp. 3.000%, 03/15/26	11,420,125
		Intel Corp.
23,500,000		3.250%, 08/01/39*	23,764,375
14,500,000		2.950%, 12/15/35	12,723,750
12,000,000		Macrovision Solutions Corp. 2.625%, 08/15/11	13,200,000
46,940,000		Network Appliance, Inc. 1.750%, 06/01/13	45,825,175
11,000,000		ON Semiconductor Corp. 2.625%, 12/15/26	10,450,000
		Sybase, Inc.
33,305,000		3.500%, 08/15/29*	34,762,094
11,350,000		1.750%, 02/22/25	16,485,875
		Symantec Corp.
39,000,000		1.000%, 06/15/13	39,390,000
34,000,000		0.750%, 06/15/11	34,935,000
24,000,000		VeriSign, Inc. 3.250%, 08/15/37	18,360,000

			440,853,090

		Materials (4.4%)
17,725,000		Allegheny Technologies, Inc. 4.250%, 06/01/14	18,212,437
10,000,000		Anglo American, PLC 4.000%, 05/07/14	14,130,000
10,000,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	10,675,000
		Newmont Mining Corp.
27,000,000		1.625%, 07/15/17	29,801,250
27,000,000		1.250%, 07/15/14∧	30,577,500
3,180,000		3.000%, 02/15/12	3,692,775

			107,088,962

		Telecommunication Services (0.6%)
12,000,000		SK Telecom Company, Ltd. 1.750%, 04/07/14	13,634,058

		TOTAL CONVERTIBLE BONDS (Cost $1,428,815,221)	1,550,436,834

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.9%)
		Consumer Discretionary (0.2%)
5,365		Stanley Works‡ 5.125%	3,870,848

		Consumer Staples (4.0%)
1,300,000		Archer Daniels Midland Company 6.250%	51,285,000
		Bunge, Ltd.
200,000		4.875%	18,400,000
39,600		5.125%	27,076,500

			96,761,500

		Energy (1.1%)
220,000		Whiting Petroleum Corp. 6.250%	26,901,600

		Financials (2.2%)
		Affiliated Managers Group, Inc.
670,000		5.100%	21,858,750
425,000		5.150%	11,900,000

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

55,000		American International Group, Inc. 8.500%	$440,000
24,500		Bank of America Corp.∧ 7.250%	20,580,000

			54,778,750

		Health Care (2.2%)
7,000		Mylan, Inc. 6.500%	6,174,000
200,000		Schering-Plough Corp. 6.000%	46,648,000

			52,822,000

		Materials (4.2%)
550,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	50,732,000
1,050,000		Vale Capital, Ltd. (Companhia Vale do Rio Doce)Δ 5.500%	43,407,000
138,020		Vale, SA 6.750%	8,394,376

			102,533,376

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $263,677,768)	337,668,074

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITY (0.2%)
		Energy (0.2%)
65,000		Deutsche Bank, AG (Transocean, Ltd.)* 7.230%, 12/15/09 (Cost $4,609,507)	5,146,700

NUMBER OF
SHARES			VALUE

COMMON STOCKS (18.4%)
		Consumer Discretionary (1.9%)
90,000		Amazon.com, Inc.#	7,718,400
52,000		Apollo Group, Inc. - Class A#	3,590,080
375,000		Carnival Corp.	10,496,250
700,000	JPY	Nikon Corp.	13,985,325
300,000	CHF	Swatch Group, AG	11,149,452

			46,939,507

		Consumer Staples (0.5%)
235,000		Coca-Cola Company	11,712,400

		Energy (9.4%)
1,000,000	NOK	Acergy, SA	10,685,825
315,000		Apache Corp.	26,444,250
233,798		Cameron International Corp.#	7,301,511
12,000,000	HKD	China Petroleum & Chemical Corp.	10,697,945
175,000		Devon Energy Corp.	10,165,750
600,000		ENSCO International, Inc.	22,734,000
875,000		Halliburton Company	19,328,750
1,100,000		Noble Corp.	37,246,000
390,000		Noble Energy, Inc.	23,836,800
400,000		Schlumberger, Ltd.	21,400,000
450,000	CAD	Suncor Energy, Inc.	14,553,725
300,000		Transocean, Ltd.#	23,907,000

			228,301,556

		Financials (1.5%)
8,173,062		Citigroup, Inc.	25,908,606
72,000		Goldman Sachs Group, Inc.	11,757,600

			37,666,206

		Health Care (1.9%)
90,000		Alcon, Inc.	11,484,000
200,000		Amgen, Inc.#	12,462,000
320,000		Medtronic, Inc.	11,334,400
270,000		Stryker Corp.	10,497,600

			45,778,000

		Industrials (0.7%)
480,000		Honeywell International, Inc.	16,656,000

		Information Technology (2.5%)
585,000		Cisco Systems, Inc.#	12,875,850
610,000		eBay, Inc.#	12,962,500
27,000		Google, Inc.#	11,962,350
460,000		Oracle Corp.	10,179,800
260,000		QUALCOMM, Inc.	12,014,600

			59,995,100

		TOTAL COMMON STOCKS (Cost $390,736,876)	447,048,769

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.2%)#
		Consumer Discretionary (0.0%)
760		Nike, Inc. - Series B Call, 01/16/10, Strike $60.00	239,400

		Industrials (0.2%)
3,250		L-3 Communications Holdings, Inc. Call, 01/22/11, Strike $70.00	4,403,750

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

	Information Technology (0.0%)
	Linear Technology Corp.
1,000	Call, 01/16/10, Strike $35.00	$15,000
275	Call, 01/16/10, Strike $30.00	24,750

		39,750

	TOTAL PURCHASED OPTIONS (Cost $5,015,453)	4,682,900

NUMBER OF
SHARES		VALUE

SHORT-TERM INVESTMENT (3.7%)
90,857,627	Fidelity Prime Money Market Fund - Institutional Class (Cost $90,857,627)	90,857,627

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.9%)
166,357	Bank of New York Institutional Cash Reserve Series Bπ	26,619
22,361,000	Goldman Sachs Financial Square Prime Obligations Fund	22,361,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $22,527,357)	22,387,619

TOTAL INVESTMENTS (101.1%) (Cost $2,206,239,809)		2,458,228,523

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.9%)		(22,527,357)

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(5,630,888)

NET ASSETS (100.0%)		$2,430,070,278

FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement	Local	Current	Unrealized
Short Contracts	Date	Currency	Value	Gain/Loss

British Pound Sterling	10/22/09	7,869,000	$13,142,630	$(201,784)
Canadian Dollar	10/22/09	11,085,000	10,293,037	(225,191)
European Monetary Unit	10/22/09	10,237,000	14,591,537	(41,126)
Hong Kong Dollar	10/22/09	106,398,000	13,739,251	(514)
Japanese Yen	10/22/09	4,058,545,000	42,922,681	445,024
Norwegian Krone	10/22/09	94,642,000	15,408,582	(389,380)
South Korean Won	10/22/09	7,996,213,000	6,507,944	(102,262)
Swiss Franc	10/22/09	33,305,000	31,189,373	66,786

				$(448,447)

	Settlement	Local	Current	Unrealized
Long Contract	Date	Currency	Value	Gain/Loss

European Monetary Unit	10/22/09	2,764,000	3,939,729	$20,844

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $139,280,229 or 5.7% of net assets.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
∧	Security, or portion of security, is on loan.
~	Security, or portion of security, is held in a segregated account as collateral for written options, aggregating a total value of $10,681,750.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
#	Non-income producing security.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (31.6%)
	Consumer Discretionary (1.8%)
3,600,000	D.R. Horton, Inc.∧ 2.000%, 05/15/14	$4,045,500
3,200,000	Eddie Bauer Holdings, Inc.** 5.250%, 04/01/14	424,000
9,750,000	Interpublic Group of Companies, Inc. 4.250%, 03/15/23	8,860,313
7,125,000	Wyndham Worldwide Corp. 3.500%, 05/01/12	9,022,031

		22,351,844

	Consumer Staples (2.7%)
6,900,000	Archer Daniels Midland Company~ 0.875%, 02/15/14	6,848,250
4,700,000	Central European Distribution Corp.~ 3.000%, 03/15/13	3,619,000
10,650,000	Smithfield Foods, Inc.~ 4.000%, 06/30/13	9,505,125
6,800,000	Spartan Stores, Inc.~ 3.375%, 05/15/27	4,811,000
9,900,000	Tyson Foods, Inc. - Series A~ 3.250%, 10/15/13	10,036,125

		34,819,500

	Energy (0.6%)
4,000,000	Alpha Natural Resources, Inc.~ 2.375%, 04/15/15	3,590,000
5,400,000	Hornbeck Offshore Services, Inc.‡~ 1.625%, 11/15/26	4,428,540

		8,018,540

	Financials (0.8%)
7,000,000	Affiliated Managers Group, Inc.* 3.950%, 08/15/38	6,265,000
5,000,000	NASDAQ OMX Group, Inc. 2.500%, 08/15/13	4,250,000

		10,515,000

	Health Care (5.0%)
2,300,000	Cephalon, Inc. 2.500%, 05/01/14	2,403,500
9,100,000	Charles River Laboratories International, Inc. 2.250%, 06/15/13	8,372,000
4,000,000	Conceptus, Inc.~ 2.250%, 02/15/27	3,605,000
6,700,000	Henry Schein, Inc. 3.000%, 08/15/34	7,947,875
5,050,000	HLTH Corp. 3.125%, 09/01/25	5,252,000
4,000,000	Integra LifeSciences Holdings Corp.* 2.375%, 06/01/12	3,470,000
17,250,000	Millipore Corp.~ 3.750%, 06/01/26	17,745,938
6,900,000	Mylan, Inc. 1.250%, 03/15/12	6,227,250
2,900,000	SonoSite, Inc. 3.750%, 07/15/14	2,606,375
7,000,000	Thoratec Corp.‡ 1.380%, 05/16/34	5,547,500

		63,177,438

	Industrials (5.2%)
12,100,000	Alliant Techsystems, Inc.~ 2.750%, 09/15/11	12,447,875
12,000,000	Covanta Holding Corp.~ 1.000%, 02/01/27	10,635,000
8,670,000	Energy Conversion Devices, Inc.~ 3.000%, 06/15/13	5,678,850
7,400,000	General Cable Corp.~ 0.875%, 11/15/13	7,205,750
4,500,000	Hertz Global Holdings, Inc. 5.250%, 06/01/14	5,940,000
5,400,000	Orbital Sciences Corp. 2.440%, 01/15/27	4,725,000
9,700,000	School Specialty, Inc. 3.750%, 11/30/26	8,475,375
	Suntech Power Holdings Company, Ltd.
5,000,000	3.000%, 03/15/13*	4,031,250
2,000,000	3.000%, 03/15/13	1,612,500
5,200,000	WESCO International, Inc.~ 2.625%, 10/15/25	5,148,000

		65,899,600

	Information Technology (11.3%)
8,700,000	Ciena Corp. 0.875%, 06/15/17	4,850,250
2,800,000	CommScope, Inc. 3.250%, 07/01/15	3,244,500
4,425,000	Comtech Telecommunications Corp.* 3.000%, 05/01/29	4,701,563
16,800,000	EMC Corp.~ 1.750%, 12/01/11	19,026,000
	Equinix, Inc.
9,500,000	4.750%, 06/15/16	11,423,750
820,000	2.500%, 04/15/12	787,200
6,400,000	FEI Company 2.875%, 06/01/13	6,592,000
13,100,000	Informatica Corp.~ 3.000%, 03/15/26	14,524,625
10,050,000	Lawson Software Americas, Inc.~ 2.500%, 04/15/12	9,132,937
8,900,000	Macrovision Solutions Corp. 2.625%, 08/15/11	9,790,000
	Mentor Graphics Corp.
7,160,000	6.250%, 03/01/26	6,291,850
3,150,000	2.121%, 08/06/23‡	3,008,250

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

13,800,000	Network Appliance, Inc. 1.750%, 06/01/13	$13,472,250
5,300,000	Rambus, Inc. 5.000%, 06/15/14	6,154,625
4,250,000	SPSS, Inc.~ 2.500%, 03/15/12	5,115,937
3,600,000	Take-Two Interactive Software, Inc. 4.375%, 06/01/14	4,018,500
5,250,000	Teradyne, Inc. 4.500%, 03/15/14	8,610,000
1,500,000	THQ, Inc.* 5.000%, 08/15/14	1,575,000
5,000,000	Verigy, Ltd.* 5.250%, 07/15/14	6,112,500
6,000,000	VeriSign, Inc.~ 3.250%, 08/15/37	4,590,000

		143,021,737

	Materials (3.4%)
17,000,000	Goldcorp, Inc.* 2.000%, 08/01/14	18,020,000
13,200,000	Kinross Gold Corp.∧ 1.750%, 03/15/28	12,870,000
5,000,000	Sino-Forest Corp.* 5.000%, 08/01/13	4,618,750
5,500,000	United States Steel Corp. 4.000%, 05/15/14	7,981,875

		43,490,625

	Telecommunication Services (0.8%)
	SBA Communications Corp.*
5,200,000	4.000%, 10/01/14	5,622,500
5,000,000	1.875%, 05/01/13	4,450,000

		10,072,500

	TOTAL CONVERTIBLE BONDS (Cost $406,436,136)	401,366,784

SYNTHETIC CONVERTIBLE SECURITIES (3.3%)
Corporate Bonds (3.3%)
	Consumer Staples (0.9%)
5,000,000	Anheuser-Busch InBev, NV*~ 7.200%, 01/15/14	5,562,615
1,357,000	Constellation Brands, Inc. 8.125%, 01/15/12	1,377,355
4,700,000	Reynolds American, Inc.~ 7.250%, 06/01/12	5,008,616

		11,948,586

	Energy (0.9%)
3,900,000	Arch Western Finance, LLC 6.750%, 07/01/13	3,802,500
2,300,000	Chesapeake Energy Corp. 7.500%, 09/15/13	2,300,000
5,000,000	Williams Companies, Inc.*~ 6.375%, 10/01/10	5,101,000

		11,203,500

	Health Care (0.3%)
2,900,000	Amgen, Inc. 5.700%, 02/01/19	3,167,519

	Information Technology (0.9%)
3,000,000	Anixter International, Inc. 10.000%, 03/15/14	3,120,000
5,000,000	Jabil Circuit, Inc.~ 5.875%, 07/15/10	5,162,500
2,800,000	Xerox Corp.~ 6.875%, 08/15/11	2,910,721

		11,193,221

	Materials (0.2%)
2,000,000	Anglo American, PLC* 9.375%, 04/08/14	2,242,146

	Utilities (0.1%)
1,900,000	Edison Mission Energy 7.500%, 06/15/13	1,743,250

	TOTAL CORPORATE BONDS	41,498,222

NUMBER OF
CONTRACTS		VALUE

Purchased Options (0.0%)#
	Consumer Staples (0.0%)
500	Central European Distribution Corp. Call, 01/16/10, Strike $70.00	5,000

	Health Care (0.0%)
	Gen-Probe, Inc.
440	Call, 01/16/10, Strike $60.00	3,300
440	Call, 01/16/10, Strike $50.00	11,000

		14,300

	Information Technology (0.0%)
1,300	Altera Corp. Call, 01/16/10, Strike $20.00	149,500

	TOTAL PURCHASED OPTIONS	168,800

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $41,762,425)	41,667,022

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.0%)
	Consumer Staples (0.6%)
20,000	Archer Daniels Midland Company 6.250%	$789,000
10,500	Bunge, Ltd. 5.125%	7,179,375

		7,968,375

	Energy (0.9%)
241,000	Bristow Group, Inc. 5.500%	10,914,890

	Financials (0.9%)
387,500	Legg Mason, Inc. 7.000%	12,035,750

	Telecommunication Services (0.4%)
95,000	Crown Castle International Corp.~ 6.250%	4,821,250

	Utilities (0.2%)
50,000	Great Plains Energy, Inc. 12.000%	2,921,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,118,417)	38,661,765

COMMON STOCKS (60.0%)
	Consumer Discretionary (3.4%)
80,000	Amazon.com, Inc.#	6,860,800
22,500	Apollo Group, Inc. - Class A#	1,553,400
235,000	Coach, Inc.	6,953,650
273,500	Comcast Corp. - Class A	4,064,210
250,000	Home Depot, Inc.	6,485,000
168,700	Nike, Inc. - Class B	9,555,168
27,903	Time Warner Cable, Inc.#	922,473
111,166	Time Warner, Inc.	2,963,686
169,300	Walt Disney Company	4,252,816

		43,611,203

	Consumer Staples (5.7%)
204,500	Altria Group, Inc.	3,584,885
205,000	Coca-Cola Company	10,217,200
57,300	Colgate-Palmolive Company	4,150,812
150,000	CVS Caremark Corp.	5,022,000
156,800	PepsiCo, Inc.	8,898,400
199,500	Philip Morris International, Inc.	9,296,700
282,800	Procter & Gamble Company	15,698,228
239,500	Wal-Mart Stores, Inc.	11,946,260
100,000	Walgreen Company	3,105,000

		71,919,485

	Energy (10.1%)
100,000	Apache Corp.	8,395,000
85,000	Cameron International Corp.#	2,654,550
268,500	Chevron Corp.	18,652,695
155,000	ConocoPhillips	6,775,050
93,200	Devon Energy Corp.	5,413,988
80,000	ENSCO International, Inc.	3,031,200
510,550	Exxon Mobil Corp.	35,937,614
312,000	Halliburton Company	6,892,080
80,000	Noble Corp.	2,708,800
60,000	Noble Energy, Inc.	3,667,200
155,000	Occidental Petroleum Corp.	11,057,700
304,200	Schlumberger, Ltd.	16,274,700
120,000	Smith International, Inc.	3,015,600
42,984	Transocean, Ltd.#	3,425,395

		127,901,572

	Financials (5.9%)
7,255	American International Group, Inc.#∧	95,331
85,000	Aon Corp.	3,353,250
225,900	Bank of America Corp.	3,341,061
470,768	Citigroup, Inc.	1,492,334
65,600	Franklin Resources, Inc.	5,817,408
43,500	Goldman Sachs Group, Inc.	7,103,550
387,700	JPMorgan Chase & Company	14,984,605
134,140	MetLife, Inc.	4,554,053
126,000	Morgan Stanley	3,591,000
45,000	Prudential Financial, Inc.	1,992,150
115,000	T. Rowe Price Group, Inc.	5,371,650
560,000	US Bancorp	11,429,600
505,000	Wells Fargo & Company	12,352,300

		75,478,292

	Health Care (8.6%)
347,800	Abbott Laboratories	15,647,522
90,000	Baxter International, Inc.	5,073,300
430,200	Bristol-Myers Squibb Company	9,352,548
205,000	Eli Lilly and Company	7,152,450
150,000	Gilead Sciences, Inc.#	7,339,500
439,500	Johnson & Johnson	26,761,155
230,000	Medtronic, Inc.	8,146,600
194,200	Merck & Company, Inc.	5,827,942
693,600	Pfizer, Inc.	11,049,048
120,000	St. Jude Medical, Inc.#	4,525,200
85,000	Stryker Corp.	3,304,800
65,000	Thermo Fisher Scientific, Inc.#	2,943,200

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

55,000	Zimmer Holdings, Inc.#	$2,563,000

		109,686,265

	Industrials (6.7%)
170,000	3M Company	11,988,400
209,600	Boeing Company	8,993,936
30,000	Burlington Northern Santa Fe Corp.	2,357,700
35,000	Caterpillar, Inc.	1,542,100
100,000	Emerson Electric Company	3,638,000
58,000	FedEx Corp.	3,934,720
60,000	Fluor Corp.	3,168,000
66,000	General Dynamics Corp.	3,655,740
727,500	General Electric Company	9,748,500
229,000	Honeywell International, Inc.	7,946,300
70,000	Jacobs Engineering Group, Inc.#	2,868,600
58,400	Lockheed Martin Corp.	4,365,984
48,800	Raytheon Company	2,291,160
45,000	Union Pacific Corp.	2,588,400
82,500	United Parcel Service, Inc.	4,432,725
205,000	United Technologies Corp.	11,166,350

		84,686,615

	Information Technology (14.3%)
180,000	Adobe Systems, Inc.#	5,835,600
138,000	Apple, Inc.#	22,547,820
570,000	Cisco Systems, Inc.#	12,545,700
150,000	Corning, Inc.	2,550,000
665,000	Dell, Inc.#	8,897,700
280,000	eBay, Inc.#	5,950,000
37,000	Google, Inc.#	16,392,850
198,400	Hewlett-Packard Company	8,590,720
715,500	Intel Corp.	13,773,375
209,700	International Business Machines Corp.	24,729,921
1,078,400	Microsoft Corp.	25,363,968
517,000	Oracle Corp.	11,441,210
402,100	QUALCOMM, Inc.	18,581,041
270,000	Symantec Corp.#	4,031,100

		181,231,005

	Materials (2.6%)
415,000	E.I. du Pont de Nemours and Company	12,835,950
120,000	Freeport-McMoRan Copper & Gold, Inc.#	7,236,000
166,300	Newmont Mining Corp.	6,876,505
90,000	Nucor Corp.	4,002,300
45,000	PPG Industries, Inc.	2,475,000

		33,425,755

	Telecommunication Services (1.6%)
405,100	AT&T Inc.	10,625,773
305,000	Verizon Communications, Inc.	9,781,350

		20,407,123

	Utilities (1.1%)
244,600	Duke Energy Corp.	3,786,408
55,000	Entergy Corp.	4,418,150
117,000	Exelon Corp.	5,950,620

		14,155,178

	TOTAL COMMON STOCKS (Cost $917,102,276)	762,502,493

NUMBER OF
CONTRACTS		VALUE

PURCHASED OPTIONS (0.5%)#
	Financials (0.5%)
	S & P 500 Index
1,000	Put, 09/19/09, Strike $890.00	900,000
750	Put, 10/17/09, Strike $875.00	1,110,000
600	Put, 09/19/09, Strike $870.00	426,000
400	Put, 12/19/09, Strike $875.00	1,162,000
300	Put, 11/21/09, Strike $950.00	1,315,500
300	Put, 12/19/09, Strike $925.00	1,276,500
300	Put, 09/19/09, Strike $920.00	435,000
250	Put, 10/17/09, Strike $850.00	282,500

	TOTAL PURCHASED OPTIONS (Cost $15,940,331)	6,907,500

NUMBER OF
SHARES		VALUE

SHORT-TERM INVESTMENT (5.0%)
63,689,489	Fidelity Prime Money Market Fund - Institutional Class (Cost $63,689,489)	63,689,489

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (0.3%)
130,808	Bank of New York Institutional Cash Reserve Fund Series Bπ	20,929
3,661,000	Goldman Sachs Financial Square Prime Obligations Fund	3,661,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $3,791,808)	3,681,929

TOTAL INVESTMENTS (103.7%) (Cost $1,483,840,882)		1,318,476,982

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(3,791,808)

LIABILITIES, LESS OTHER ASSETS (-3.4%)		(42,891,706)

NET ASSETS (100.0%)		$1,271,793,468

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-14.8%)
		Consumer Discretionary (-0.6%)
(175,200)		D.R. Horton, Inc.	$(2,030,568)
(196,000)		Interpublic Group of Companies, Inc.	(1,021,160)
(341,300)		Wyndham Worldwide Corp.	(4,761,135)

			(7,812,863)

		Consumer Staples (-1.4%)
(115,100)		Archer Daniels Midland Company	(3,466,812)
(83,900)		Bunge, Ltd.	(5,870,483)
(30,000)		Central European Distribution Corp.	(861,300)
(290,700)		Smithfield Foods, Inc.	(3,938,985)
(57,500)		Spartan Stores, Inc.	(741,175)
(250,300)		Tyson Foods, Inc. - Class A	(2,860,929)

			(17,739,684)

		Energy (-0.9%)
(44,200)		Alpha Natural Resources, Inc.	(1,472,302)
(272,950)		Bristow Group, Inc.	(9,034,645)
(45,400)		Hornbeck Offshore Services, Inc.	(988,812)

			(11,495,759)

		Financials (-0.8%)
(25,740)		Affiliated Managers Group, Inc.	(1,699,355)
(281,100)		Legg Mason, Inc.	(7,910,154)

			(9,609,509)

		Health Care (-2.1%)
(21,000)		Cephalon, Inc.	(1,231,650)
(74,125)		Charles River Laboratories International, Inc.	(2,451,314)
(80,900)		Conceptus, Inc.	(1,358,311)
(15,700)		Gen-Probe, Inc.	(582,784)
(89,000)		Henry Schein, Inc.	(4,572,820)
(163,865)		HLTH Corp.	(2,405,538)
(23,000)		Integra LifeSciences Holdings Corp.	(728,180)
(86,900)		Millipore Corp.	(6,048,240)
(155,600)		Mylan, Inc.	(2,052,364)
(46,135)		SonoSite, Inc.	(1,087,402)
(164,544)		Thoratec Corp.	(4,136,636)

			(26,655,239)

		Industrials (-1.7%)
(75,000)		Alliant Techsystems, Inc.	(5,904,000)
(185,030)		Covanta Holding Corp.	(3,125,157)
(18,750)		Energy Conversion Devices, Inc.	(267,000)
(100,900)		General Cable Corp.	(3,911,893)
(434,000)		Hertz Global Holdings, Inc.	(4,096,960)
(106,250)		Orbital Sciences Corp.	(1,438,625)
(45,805)		School Specialty, Inc.	(1,024,658)
(54,000)		Suntech Power Holdings Company, Ltd.	(993,060)
(30,600)		WESCO International, Inc.	(755,514)

			(21,516,867)

		Information Technology (-5.0%)
(26,000)		Altera Corp.	(485,940)
(114,100)		Ciena Corp.	(1,273,356)
(82,000)		CommScope, Inc.	(2,099,200)
(86,000)		Comtech Telecommunications Corp.	(2,740,820)
(420,500)		EMC Corp.	(6,332,730)
(78,700)		Equinix, Inc.	(6,432,151)
(164,500)		FEI Company	(4,030,250)
(410,665)		Informatica Corp.	(7,552,129)
(337,150)		Lawson Software Americas, Inc.	(2,002,671)
(61,150)		Mentor Graphics Corp.	(424,381)
(283,300)		Network Appliance, Inc.	(6,362,918)
(151,600)		Rambus, Inc.	(2,566,588)
(181,300)		Rovi Corp.	(4,742,808)
(45,800)		SPSS, Inc.	(2,266,184)
(218,600)		Take-Two Interactive Software, Inc.	(2,081,072)
(811,010)		Teradyne, Inc.	(6,390,759)
(87,000)		THQ, Inc.	(583,770)
(236,400)		Verigy, Ltd.	(3,141,756)
(121,200)		VeriSign, Inc.	(2,477,328)

			(63,986,811)

		Materials (-1.6%)
(178,400)		Goldcorp Inc.	(6,723,896)
(283,000)		Kinross Gold Corp.	(5,558,120)
(135,300	) CAD	Sino-Forest Corp.	(1,846,284)
(147,700)		United States Steel Corp.	(5,871,075)

			(19,999,375)

		Telecommunication Services (-0.5%)
(70,200)		Crown Castle International Corp.	(2,017,548)
(185,200)		SBA Communications Corp.	(4,831,868)

			(6,849,416)

		Utilities (-0.2%)
(133,900)		Great Plains Energy, Inc.	(2,133,027)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $170,826,433)	(187,798,550)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTIONS (-4.3%)#
	Consumer Discretionary (0.0%)
550	D.R. Horton, Inc. Call, 11/21/09, Strike $11.00	$(99,000)
1,150	Wyndham Worldwide Corp. Call, 11/21/09, Strike $15.00	(161,000)

		(260,000)

	Consumer Staples (0.1%)
985	Tyson Foods, Inc. - Class A Call, 01/16/10, Strike $7.50	(408,775)

	Financials (-4.2%)
870	MetLife, Inc. Call, 09/19/09, Strike $25.00	(800,400)
	S & P 500 Index
1,400	Call, 10/17/09, Strike $920.00	(11,795,000)
1,100	Call, 12/19/09, Strike $925.00	(10,400,500)
1,000	Call, 08/22/09, Strike $940.00	(5,265,000)
1,000	Call, 09/19/09, Strike $930.00	(6,815,000)
800	Call, 12/19/09, Strike $1,000.00	(4,004,000)
600	Call, 10/17/09, Strike $925.00	(4,833,000)
500	Call, 09/19/09, Strike $975.00	(1,887,500)
500	Call, 12/19/09, Strike $950.00	(3,912,500)
200	Call, 11/21/09, Strike $1,025.00	(651,000)
200	Call, 11/21/09, Strike $1,000.00	(875,000)
3,500	US Bancorp Call, 09/19/09, Strike $15.00	(1,907,500)
1,000	Wells Fargo & Company Call, 10/17/09, Strike $30.00	(40,000)

		(53,186,400)

	Industrials (0.0%)
150	General Cable Corp. Call, 01/16/10, Strike $50.00	(35,250)
600	Hertz Global Holdings, Inc. Call, 12/19/09, Strike $10.00	(79,500)
	Suntech Power Holdings Company, Ltd.
185	Call, 01/16/10, Strike $10.00	(164,650)
125	Call, 01/16/10, Strike $12.50	(85,000)

		(364,400)

	Information Technology (0.0%)
450	Ciena Corp. Call, 01/16/10, Strike $12.50	(56,250)
	Rambus, Inc.
825	Call, 01/16/10, Strike $22.50	(202,125)
150	Call, 02/20/10, Strike $22.50	(41,625)
700	Take-Two Interactive Software, Inc. Call, 12/19/09, Strike $12.50	(33,250)

		(333,250)

	TOTAL WRITTEN OPTIONS (Premium $28,346,081)	(54,552,825)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
**	Eddie Bauer Holdings, Inc. filed for bankruptcy protection on June 17, 2009.
~	Security, or portion of security, is held in a segregated account as collateral for written options, or securities sold short aggregating a total market value of $148,312,938.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $53,556,074 or 4.2% of net assets.
#	Non-income producing security.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (69.3%)
		Consumer Discretionary (12.6%)
3,796,000		Brinker International, Inc. 5.750%, 06/01/14	$3,511,334
2,997,000		DISH Network Corp. 7.750%, 05/31/15	3,019,478
3,147,000		Expedia, Inc. 7.456%, 08/15/18	3,147,000
		General Motors Corp.**
2,498,000		7.200%, 01/15/11	374,700
199,000		7.125%, 07/15/13	29,353
		Goodyear Tire & Rubber Company
1,798,000		7.857%, 08/15/11∧	1,798,000
1,798,000		7.000%, 03/15/28	1,501,330
2,747,000		Hanesbrands, Inc.‡ 4.593%, 12/15/14	2,334,950
2,997,000		J.C. Penney Company, Inc. 5.750%, 02/15/18	2,745,869
1,998,000		Liberty Media Corp. 8.250%, 02/01/30	1,448,550
2,997,000		Mandalay Resort Group 7.625%, 07/15/13	1,768,230
299,000		Phillips-Van Heusen Corp. 8.125%, 05/01/13	302,738
1,199,000		Pulte Homes, Inc. 8.125%, 03/01/11	1,234,970
		Royal Caribbean Cruises, Ltd.
2,747,000		7.500%, 10/15/27	1,909,165
999,000		7.250%, 03/15/18	794,205
2,747,000		Service Corp. International 7.500%, 04/01/27	2,231,938
499,000		Sotheby’s Holdings, Inc. 7.750%, 06/15/15	404,190
2,498,000		Speedway Motorsports, Inc.* 8.750%, 06/01/16	2,566,695
2,248,000		Warnaco Group, Inc.~ 8.875%, 06/15/13	2,315,440
999,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,209,865

			34,648,000

		Consumer Staples (5.3%)
1,324,000		Chattem, Inc. 7.000%, 03/01/14	1,300,830
2,747,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,705,795
1,199,000		NBTY, Inc. 7.125%, 10/01/15	1,157,035
2,997,000		Pilgrim’s Pride Corp.** 7.625%, 05/01/15	2,779,718
3,996,000		Reynolds American, Inc. 7.625%, 06/01/16	4,155,536
2,997,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,562,435

			14,661,349

		Energy (13.2%)
699,000		Arch Coal, Inc.* 8.750%, 08/01/16	709,485
999,000		Arch Western Finance, LLC 6.750%, 07/01/13	974,025
999,000		Berry Petroleum Company 10.250%, 06/01/14	1,048,950
1,449,000		Bristow Group, Inc. 7.500%, 09/15/17	1,362,060
1,998,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,130,367
2,897,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,491,420
1,499,000		Comstock Resources, Inc. 6.875%, 03/01/12	1,476,515
3,377,000		Frontier Oil Corp.∧ 8.500%, 09/15/16	3,469,867
3,097,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,911,180
1,389,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	1,284,825
3,737,000		Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	3,494,095
2,598,000		Mariner Energy, Inc. 11.750%, 06/30/16	2,727,900
2,398,000		Petrohawk Energy Corp. 7.125%, 04/01/12	2,368,025
3,297,000		Pride International, Inc. 8.500%, 06/15/19	3,544,275
		Range Resources Corp.
1,499,000		7.500%, 10/01/17	1,495,253
629,000		8.000%, 05/15/19	643,153
1,998,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,898,100
1,998,000		Williams Companies, Inc. 8.750%, 03/15/32	2,258,651

			36,288,146

		Financials (3.0%)
2,248,000		Ford Motor Credit Company, LLC 7.875%, 06/15/10	2,215,352
999,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	974,025
2,972,000		Leucadia National Corp. 7.000%, 08/15/13	2,860,550
2,797,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	1,999,855

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

349,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	$330,678

			8,380,460

		Health Care (1.7%)
		Bio-Rad Laboratories, Inc.
2,498,000		7.500%, 08/15/13	2,547,960
999,000		8.000%, 09/15/16*	1,023,975
999,000		Community Health Systems, Inc. 8.875%, 07/15/15	1,033,965

			4,605,900

		Industrials (10.9%)
3,297,000		BE Aerospace, Inc. 8.500%, 07/01/18	3,288,757
2,747,000		Belden, Inc. 7.000%, 03/15/17	2,431,095
2,323,000		Cummins, Inc. 7.125%, 03/01/28	1,863,499
3,662,000		Deluxe Corp. 7.375%, 06/01/15	3,167,630
999,000		Gardner Denver, Inc. 8.000%, 05/01/13	911,588
4,421,000		General Cable Corp. 7.125%, 04/01/17	4,222,055
1,848,000		Interline Brands, Inc. 8.125%, 06/15/14	1,852,620
1,074,000		Joy Global, Inc. 6.625%, 11/15/36	881,151
3,082,000		Kansas City Southern 13.000%, 12/15/13	3,467,250
2,498,000		SPX Corp. 7.625%, 12/15/14	2,498,000
		Terex Corp.
1,728,000		7.375%, 01/15/14	1,654,560
799,000		8.000%, 11/15/17	665,168
4,021,000		Wesco Distribution, Inc.~ 7.500%, 10/15/17	3,236,905

			30,140,278

		Information Technology (10.6%)
1,848,000		Affiliated Computer Services, Inc. 5.200%, 06/01/15	1,584,660
2,198,000		Agilent Technologies, Inc. 6.500%, 11/01/17	2,010,759
1,798,000		Amkor Technology, Inc. 9.250%, 06/01/16	1,842,950
		Anixter International, Inc.
3,072,000		10.000%, 03/15/14	3,194,880
799,000		5.950%, 03/01/15	703,120
999,000		Celestica, Inc. 7.625%, 07/01/13	1,013,985
2,362,000		Flextronics International, Ltd. 6.500%, 05/15/13	2,279,330
4,276,000		Jabil Circuit, Inc. 8.250%, 03/15/18	4,211,860
1,998,000		Lender Processing Services, Inc. 8.125%, 07/01/16	2,027,970
737,000		Lexmark International, Inc. 6.650%, 06/01/18	678,051
1,249,000		Motorola, Inc. 8.000%, 11/01/11	1,319,044
		National Semiconductor Corp.
1,698,000		6.150%, 06/15/12	1,685,812
1,129,000		6.600%, 06/15/17	1,029,887
1,499,000		Seagate Technology 6.800%, 10/01/16	1,416,555
		SunGard Data Systems, Inc.
1,499,000		10.625%, 05/15/15*	1,611,425
1,014,000		9.125%, 08/15/13	1,039,350
1,998,000		Xerox Corp.~ 8.000%, 02/01/27	1,680,058

			29,329,696

		Materials (8.1%)
399,000		Airgas, Inc.* 7.125%, 10/01/18	399,998
499,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	547,643
2,897,000		Anglo American, PLC* 9.375%, 04/08/14	3,247,748
719,000		Ashland, Inc.* 9.125%, 06/01/17	760,343
1,492,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	969,800
1,089,000		Century Aluminum Company 7.500%, 08/15/14	797,692
2,682,000		Greif, Inc.* 7.750%, 08/01/19	2,675,295
		Nalco Holding Company
1,738,000		8.250%, 05/15/17*	1,816,210
499,000	EUR	9.000%, 11/15/13	729,005
2,757,000		Silgan Holdings, Inc.* 7.250%, 08/15/16	2,770,785
2,797,000		Southern Copper Corp. 7.500%, 07/27/35	2,668,198
1,948,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	1,938,260
2,408,000		Terra Industries, Inc. 7.000%, 02/01/17	2,263,520
		Union Carbide Corp.
644,000		7.875%, 04/01/23	494,176
349,000		7.500%, 06/01/25	259,968

			22,338,641

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Telecommunication Services (2.6%)
99,000	Frontier Communications Corp. 9.000%, 08/15/31	$91,575
999,000	Leap Wireless International, Inc. 9.375%, 11/01/14	1,018,980
2,997,000	Qwest Communications International, Inc. 7.750%, 02/15/31	2,322,675
3,931,000	Syniverse Technologies, Inc. 7.750%, 08/15/13	3,596,865

		7,030,095

	Utilities (1.3%)
3,147,000	Edison Mission Energy 7.500%, 06/15/13	2,887,373
999,000	Energy Future Holdings Corp.∧ 10.250%, 11/01/15	789,210

		3,676,583

	TOTAL CORPORATE BONDS (Cost $192,304,820)	191,099,148

CONVERTIBLE BONDS (11.6%)
	Consumer Discretionary (1.6%)
1,500,000	Ford Motor Company 4.250%, 12/15/36	1,614,375
3,000,000	Interpublic Group of Companies, Inc. 4.750%, 03/15/23	2,711,250

		4,325,625

	Energy (2.1%)
1,680,000	Bristow Group, Inc. 3.000%, 06/15/38	1,369,200
100,000	Petrobank Energy and Resources, Ltd.* 5.125%, 07/10/15	106,250
1,500,000	Petroplus Holdings, AG 3.375%, 03/26/13	1,341,091
3,390,000	St. Mary Land & Exploration Company 3.500%, 04/01/27	3,004,388

		5,820,929

	Health Care (2.2%)
	China Medical Technologies, Inc.
2,000,000	4.000%, 08/15/13	1,302,500
1,400,000	3.500%, 11/15/11	1,132,250
4,000,000	Kinetic Concepts, Inc.* 3.250%, 04/15/15	3,505,000

		5,939,750

	Industrials (2.0%)
2,500,000	Energy Conversion Devices, Inc. 3.000%, 06/15/13	1,637,500
1,700,000	Suntech Power Holdings Company, Ltd. 3.000%, 03/15/13	1,370,625
4,300,000	Trinity Industries, Inc. 3.875%, 06/01/36	2,574,625

		5,582,750

	Information Technology (1.1%)
2,620,000	ADC Telecommunications, Inc. 3.500%, 07/15/15	1,830,725
1,300,000	ON Semiconductor Corp. 2.625%, 12/15/26	1,235,000

		3,065,725

	Materials (2.6%)
700,000	Anglo American, PLC 4.000%, 05/07/14	989,100
1,700,000	AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,814,750
3,770,000	Newmont Mining Corp. 3.000%, 02/15/12	4,377,912

		7,181,762

	TOTAL CONVERTIBLE BONDS (Cost $31,169,508)	31,916,541

SYNTHETIC CONVERTIBLE SECURITIES (0.1%)
Corporate Bonds (0.1%)
	Consumer Discretionary (0.1%)
4,000	Brinker International, Inc. 5.750%, 06/01/14	3,700
3,000	DISH Network Corp. 7.750%, 05/31/15	3,022
3,000	Expedia, Inc. 7.456%, 08/15/18	3,000
	General Motors Corp. **
2,000	7.200%, 01/15/11	300
1,000	7.125%, 07/15/13	148
	Goodyear Tire & Rubber Company
2,000	7.857%, 08/15/11∧	2,000
2,000	7.000%, 03/15/28	1,670
3,000	Hanesbrands, Inc.‡ 4.593%, 12/15/14	2,550
3,000	J.C. Penney Company, Inc. 5.750%, 02/15/18	2,749
2,000	Liberty Media Corp. 8.250%, 02/01/30	1,450
3,000	Mandalay Resort Group 7.625%, 07/15/13	1,770
1,000	Phillips-Van Heusen Corp. 8.125%, 05/01/13	1,013

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

1,000		Pulte Homes, Inc. 8.125%, 03/01/11	$1,030
		Royal Caribbean Cruises, Ltd.
3,000		7.500%, 10/15/27	2,085
1,000		7.250%, 03/15/18	795
3,000		Service Corp. International 7.500%, 04/01/27	2,438
1,000		Sotheby’s Holdings, Inc. 7.750%, 06/15/15	810
2,000		Speedway Motorsports, Inc.* 8.750%, 06/01/16	2,055
2,000		Warnaco Group, Inc.~ 8.875%, 06/15/13	2,060
1,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	1,211

			35,856

		Consumer Staples (0.0%)
1,000		Chattem, Inc. 7.000%, 03/01/14	983
3,000		Constellation Brands, Inc. 7.250%, 09/01/16	2,955
1,000		NBTY, Inc. 7.125%, 10/01/15	965
3,000		Pilgrim’s Pride Corp.** 7.625%, 05/01/15	2,782
4,000		Reynolds American, Inc. 7.625%, 06/01/16	4,160
3,000		Smithfield Foods, Inc. 7.750%, 05/15/13	2,565

			14,410

		Energy (0.0%)
1,000		Arch Coal, Inc.* 8.750%, 08/01/16	1,015
1,000		Arch Western Finance, LLC 6.750%, 07/01/13	975
1,000		Berry Petroleum Company 10.250%, 06/01/14	1,050
1,000		Bristow Group, Inc. 7.500%, 09/15/17	940
2,000		Chesapeake Energy Corp. 9.500%, 02/15/15	2,132
3,000		Complete Production Services, Inc. 8.000%, 12/15/16	2,580
1,000		Comstock Resources, Inc. 6.875%, 03/01/12	985
3,000		Frontier Oil Corp.∧ 8.500%, 09/15/16	3,082
3,000		GulfMark Offshore, Inc. 7.750%, 07/15/14	2,820
1,000		Helix Energy Solutions Group, Inc.* 9.500%, 01/15/16	925
3,000		Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	2,805
2,000		Mariner Energy, Inc. 11.750%, 06/30/16	2,100
2,000		Petrohawk Energy Corp. 7.125%, 04/01/12	1,975
3,000		Pride International, Inc. 8.500%, 06/15/19	3,225
		Range Resources Corp.
1,000		8.000%, 05/15/19	1,023
1,000		7.500%, 10/01/17	998
2,000		Superior Energy Services, Inc. 6.875%, 06/01/14	1,900
2,000		Williams Companies, Inc. 8.750%, 03/15/32	2,261

			32,791

		Financials (0.0%)
2,000		Ford Motor Credit Company, LLC 7.875%, 06/15/10	1,971
1,000		Host Hotels & Resorts, Inc. 7.125%, 11/01/13	975
3,000		Leucadia National Corp. 7.000%, 08/15/13	2,887
3,000		Nuveen Investments, Inc.* 10.500%, 11/15/15	2,145
1,000		Omega Healthcare Investors, Inc. 7.000%, 04/01/14	948

			8,926

		Health Care (0.0%)
		Bio-Rad Laboratories, Inc.
2,000		7.500%, 08/15/13	2,040
1,000		8.000%, 09/15/16*	1,025
1,000		Community Health Systems, Inc. 8.875%, 07/15/15	1,035

			4,100

		Industrials (0.0%)
3,000		BE Aerospace, Inc. 8.500%, 07/01/18	2,992
3,000		Belden, Inc. 7.000%, 03/15/17	2,655
2,000		Cummins, Inc. 7.125%, 03/01/28	1,604
3,000		Deluxe Corp. 7.375%, 06/01/15	2,595
1,000		Gardner Denver, Inc. 8.000%, 05/01/13	913
4,000		General Cable Corp. 7.125%, 04/01/17	3,820
2,000		Interline Brands, Inc. 8.125%, 06/15/14	2,005
1,000		Joy Global, Inc. 6.625%, 11/15/36	820

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

3,000		Kansas City Southern 13.000%, 12/15/13	$3,375
2,000		SPX Corp. 7.625%, 12/15/14	2,000
		Terex Corp.
2,000		7.375%, 01/15/14	1,915
1,000		8.000%, 11/15/17	833
4,000		Wesco Distribution, Inc.~ 7.500%, 10/15/17	3,220

			28,747

		Information Technology (0.0%)
2,000		Affiliated Computer Services, Inc. 5.200%, 06/01/15	1,715
2,000		Agilent Technologies, Inc. 6.500%, 11/01/17	1,829
2,000		Amkor Technology, Inc. 9.250%, 06/01/16	2,050
		Anixter International, Inc.
3,000		10.000%, 03/15/14	3,120
1,000		5.950%, 03/01/15	880
1,000		Celestica, Inc. 7.625%, 07/01/13	1,015
2,000		Flextronics International, Ltd. 6.500%, 05/15/13	1,930
4,000		Jabil Circuit, Inc. 8.250%, 03/15/18	3,940
2,000		Lender Processing Services, Inc. 8.125%, 07/01/16	2,030
1,000		Lexmark International, Inc. 6.650%, 06/01/18	920
1,000		Motorola, Inc. 8.000%, 11/01/11	1,056
		National Semiconductor Corp.
2,000		6.150%, 06/15/12	1,986
1,000		6.600%, 06/15/17	912
1,000		Seagate Technology 6.800%, 10/01/16	945
		SunGard Data Systems, Inc.
1,000		10.625%, 05/15/15*	1,075
1,000		9.125%, 08/15/13	1,025
2,000		Xerox Corp.~ 8.000%, 02/01/27	1,682

			28,110

		Materials (0.0%)
1,000		Airgas, Inc.* 7.125%, 10/01/18	1,003
1,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	1,097
3,000		Anglo American, PLC* 9.375%, 04/08/14	3,363
1,000		Ashland, Inc.* 9.125%, 06/01/17	1,058
1,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	650
1,000		Century Aluminum Company 7.500%, 08/15/14	733
3,000		Greif, Inc.* 7.750%, 08/01/19	2,992
		Nalco Holding Company
2,000		8.250%, 05/15/17*	2,090
1,000	EUR	9.000%, 11/15/13	1,461
3,000		Silgan Holdings, Inc.* 7.250%, 08/15/16	3,015
3,000		Southern Copper Corp. 7.500%, 07/27/35	2,862
2,000		Steel Dynamics, Inc.* 7.750%, 04/15/16	1,990
2,000		Terra Industries, Inc. 7.000%, 02/01/17	1,880
		Union Carbide Corp.
1,000		7.875%, 04/01/23	767
1,000		7.500%, 06/01/25	745

			25,706

		Telecommunication Services (0.0%)
1,000		Frontier Communications Corp. 9.000%, 08/15/31	925
1,000		Leap Wireless International, Inc. 9.375%, 11/01/14	1,020
3,000		Qwest Communications International, Inc. 7.750%, 02/15/31	2,325
4,000		Syniverse Technologies, Inc. 7.750%, 08/15/13	3,660

			7,930

		Utilities (0.0%)
3,000		Edison Mission Energy 7.500%, 06/15/13	2,752
1,000		Energy Future Holdings Corp.∧ 10.250%, 11/01/15	790

			3,542

		TOTAL CORPORATE BONDS	190,118

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.0%)#
		Consumer Discretionary (0.0%)
100		Nike, Inc. - Class B Call, 01/16/10, Strike $60.00	31,500

		TOTAL PURCHASED OPTIONS	31,500

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $290,695)	221,618

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (12.7%)
	Consumer Staples (3.1%)
120,000	Archer Daniels Midland Company 6.250%	$4,734,000
	Bunge, Ltd.
14,000	4.875%	1,288,000
3,900	5.125%	2,666,625

		8,688,625

	Financials (3.5%)
160,000	Affiliated Managers Group, Inc. 5.150%	4,480,000
27,000	American International Group, Inc. 8.500%	216,000
2,950	Bank of America Corp.∧ 7.250%	2,478,000
2,850	Wells Fargo & Company 7.500%	2,393,886

		9,567,886

	Health Care (2.5%)
3,500	Mylan, Inc. 6.500%	3,087,000
16,500	Schering-Plough Corp. 6.000%	3,848,460

		6,935,460

	Materials (3.6%)
55,750	Freeport-McMoRan Copper & Gold, Inc. 6.750%	5,142,380
115,000	Vale Capital, Ltd. (Companhia Vale do Rio Doce) Δ 5.500%	4,754,100

		9,896,480

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $32,827,013)	35,088,451

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (2.2%)
	Energy (2.2%)
33,000	Barclays Capital, Inc. (Noble Corp.)* 12.000%, 01/29/10	1,195,260
30,000	BNP Paribas (ENSCO International, Inc.)* 12.000%, 01/29/10	1,177,200
20,000	Credit Suisse Group (Noble Energy, Inc.)* 12.000%, 06/18/10	1,268,600
41,000	Goldman Sachs Group, Inc. (Cameron International Corp.)* 12.000%, 02/16/10	1,272,640
52,000	Goldman Sachs Group, Inc. (Halliburton Company)* 12.000%, 12/23/09	1,171,560

		6,085,260

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $6,214,240)	6,085,260

NUMBER OF
SHARES		VALUE

COMMON STOCK (1.2%)
	Financials (1.2%)
1,090,613	Citigroup, Inc. (Cost $3,777,798)	3,457,243

SHORT-TERM INVESTMENT (2.1%)
5,669,943	Fidelity Prime Money Market Fund - Institutional Class (Cost $5,669,943)	5,669,943

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (1.5%)
22,675	Bank of New York Institutional Cash Reserve Series Bπ	3,628
4,029,000	Goldman Sachs Financial Square Prime Obligations Fund	4,029,000

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (Cost $4,051,675)	4,032,628

TOTAL INVESTMENTS (100.7%) (Cost $276,305,692)		277,570,832

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(4,051,675)

OTHER ASSETS, LESS LIABILITIES (0.8%)		2,188,855

NET ASSETS (100.0%)		$275,708,012

NUMBER OF
CONTRACTS		VALUE

WRITTEN OPTION (-0.4%)#
	Materials (-0.4%)
388	Freeport-McMoRan Copper & Gold, Inc. Call,08/22/09, Strike $35.00 (Premium $135,251)	(982,610)

NOTES TO SCHEDULE OF INVESTMENTS

∧	Security, or portion of security, is on loan.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the

See accompanying Notes to Schedule of Investments

Calamos High Yield Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

value of 144A securities that could not be exchanged to the registered form is $9,336,372 or 3.4% of net assets.
~	Security, or portion of security, is held in a segregated account as collateral aggregating a total market value of $7,239,365.
**	Security is in default. Pilgrim’s Pride Corp filed for bankruptcy protection on December 1, 2008.
Δ	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
π	On September 15, 2008, Lehman Brothers Holdings, Inc., the sole holding of the Bank of New York Institutional Cash Reserve Fund Series B (a series of such fund created to isolate such Lehman exposure), filed for bankruptcy protection. Such securities are being valued in accordance with valuation procedures approved by the board of trustees.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling
Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date on the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (53.3%)
	Consumer Discretionary (3.9%)
500,000	DIRECTV Financing Company, Inc. 8.375%, 03/15/13	$513,125
1,500,000	Hasbro, Inc. 6.125%, 05/15/14	1,549,245
1,500,000	International Game Technology 7.500%, 06/15/19	1,599,342
250,000	J.C. Penney Company, Inc. 9.000%, 08/01/12	262,749
1,500,000	McDonald’s Corp. 6.300%, 10/15/37	1,674,256
1,500,000	Walt Disney Company 6.375%, 03/01/12	1,654,205

		7,252,922

	Consumer Staples (9.4%)
1,000,000	Altria Group, Inc. 9.250%, 08/06/19	1,197,907
1,500,000	Anheuser-Busch InBev, NV* 8.200%, 01/15/39	1,892,686
2,000,000	Coca-Cola Company 3.625%, 03/15/14	2,063,422
2,000,000	Costco Wholesale Corp. 5.300%, 03/15/12	2,147,394
1,700,000	General Mills, Inc. 5.250%, 08/15/13	1,843,079
1,000,000	Kellogg Company 4.450%, 05/30/16	1,026,102
1,500,000	Kimberly-Clark Corp. 7.500%, 11/01/18	1,840,140
	Kraft Foods, Inc.
1,000,000	6.250%, 06/01/12	1,087,557
1,000,000	6.000%, 02/11/13	1,083,325
1,000,000	PepsiCo, Inc. 7.900%, 11/01/18	1,260,645
1,000,000	Philip Morris International, Inc. 6.875%, 03/17/14	1,138,789
1,000,000	Procter & Gamble Company 4.600%, 01/15/14	1,070,120

		17,651,166

	Energy (7.3%)
500,000	Chesapeake Energy Corp. 7.500%, 09/15/13	500,000
2,000,000	Chevron Corp. 3.450%, 03/03/12	2,073,744
1,000,000	ConocoPhillips 5.750%, 02/01/19	1,097,696
438,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	427,050
750,000	Frontier Oil Corp. 6.625%, 10/01/11	757,500
1,000,000	Hess Corp. 8.125%, 02/15/19	1,198,798
1,000,000	Nexen , Inc. 7.500%, 07/30/39	1,076,502
1,000,000	Rowan Companies, Inc. 7.875%, 08/01/19	1,063,892
500,000	Tennessee Gas Pipeline Company 8.000%, 02/01/16	557,500
1,500,000	Transocean, Inc. 6.000%, 03/15/18	1,617,316
1,607,000	Virginia Electric and Power Company 8.875%, 11/15/38	2,271,432
1,000,000	XTO Energy, Inc. 4.625%, 06/15/13	1,027,111

		13,668,541

	Financials (6.6%)
1,000,000	Bank of America Corp. 5.650%, 05/01/18	955,424
1,500,000	Berkshire Hathaway Finance Corp. 5.000%, 08/15/13	1,586,049
1,500,000	BP Capital Markets, PLC 5.250%, 11/07/13	1,645,136
1,500,000	Bunge, Ltd. 8.500%, 06/15/19	1,662,448
2,000,000	CME Group, Inc. 5.750%, 02/15/14	2,177,406
1,500,000	JPMorgan Chase & Company 6.000%, 10/01/17	1,561,122
1,500,000	Shell International Finance, BV 6.375%, 12/15/38	1,780,870
1,000,000	US Bancorp 4.200%, 05/15/14	1,022,536

		12,390,991

	Health Care (5.6%)
1,500,000	Beckman Coulter, Inc. 6.000%, 06/01/15	1,590,828
500,000	Bio-Rad Laboratories, Inc. 6.125%, 12/15/14	480,000
1,500,000	Biogen Idec, Inc. 6.000%, 03/01/13	1,550,891
500,000	Boston Scientific Corp. 6.000%, 06/15/11	510,000
2,000,000	Express Scripts, Inc. 5.250%, 06/15/12	2,113,680
2,000,000	Pfizer, Inc. 5.350%, 03/15/15	2,216,222
2,000,000	Roche Holding, AG* 4.500%, 03/01/12	2,098,386

		10,560,007

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Industrials (6.0%)
1,500,000		Emerson Electric Company 4.125%, 04/15/15	$1,543,761
2,000,000		ITT Corp. 6.125%, 05/01/19	2,081,600
805,000		Joy Global, Inc. 6.000%, 11/15/16	768,063
2,000,000		Northrop Grumman Corp. 3.700%, 08/01/14	2,014,920
500,000		Tyco International, Ltd. 8.500%, 01/15/19	580,242
2,000,000		United Parcel Service, Inc. 3.875%, 04/01/14	2,076,766
1,000,000		United Technologies Corp. 6.125%, 02/01/19	1,126,025
1,000,000		Waste Management Inc. 7.375%, 08/01/10	1,041,292

			11,232,669

		Information Technology (5.0%)
500,000		Affiliated Computer Services, Inc. 4.700%, 06/01/10	498,125
500,000		Agilent Technologies, Inc. 6.500%, 11/01/17	457,407
1,500,000		Cisco Systems, Inc. 5.900%, 02/15/39	1,599,658
1,500,000		Hewlett-Packard Company 6.125%, 03/01/14	1,686,222
500,000		Jabil Circuit, Inc. 5.875%, 07/15/10	516,250
500,000		Lexmark International, Inc. 6.650%, 06/01/18	460,008
1,500,000		Nokia Corp. 5.375%, 05/15/19	1,569,522
1,500,000		Oracle Corp. 6.125%, 07/08/39	1,659,232
1,000,000		Xerox Corp. 7.625%, 06/15/13	1,041,760

			9,488,184

		Materials (4.3%)
1,000,000		Allegheny Technologies, Inc. 9.375%, 06/01/19	1,097,479
1,000,000		Anglo American, PLC* 9.375%, 04/08/14	1,121,073
1,000,000		Barrick Gold Corp. 6.950%, 04/01/19	1,163,152
2,000,000		BHP Billiton, Ltd. 6.500%, 04/01/19	2,280,288
500,000		Mosaic Company* 7.375%, 12/01/14	533,585
750,000		Sealed Air Corp.* 7.875%, 06/15/17	793,206
1,000,000		Vulcan Materials Company 6.300%, 06/15/13	1,037,213

			8,025,996

		Telecommunication Services (4.6%)
2,000,000		AT&T Inc. 5.800%, 02/15/19	2,171,216
2,150,000		Deutsche Telekom, AG 8.500%, 06/15/10	2,265,188
2,000,000		Telefonica Europe, BV 7.750%, 09/15/10	2,121,016
2,000,000		Verizon Wireless Capital, Inc.* 3.750%, 05/20/11	2,061,110

			8,618,530

		Utilities (0.6%)
1,000,000		Consolidated Edison, Inc. 6.750%, 04/01/38	1,180,305

		TOTAL CORPORATE BONDS (Cost $92,984,553)	100,069,311

U.S. GOVERNMENT AND AGENCY SECURITIES (8.0%)
2,000,000		Federal National Mortgage Association 2.500%, 02/17/12	2,006,250
		United States Treasury Note
6,000,000		1.875%, 06/15/12	6,054,858
4,000,000		2.625%, 06/30/14	4,022,492
3,000,000		1.125%, 06/30/11	3,003,519

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $15,030,522)	15,087,119

SOVEREIGN BONDS (3.0%)
2,000,000	EUR	Federal Republic of Germany 2.250%, 04/11/14	2,833,658
3,000,000	CAD	Government of Canada 3.000%, 06/01/14	2,834,857

		TOTAL SOVEREIGN BONDS (Cost $5,443,557)	5,668,515

ASSET BACKED SECURITIES (3.7%)
1,000,000		Ford Credit Auto Owner Trust 4.500%, 07/15/14	1,017,970
1,145,000		Honda Auto Receivables Owner Trust 4.880%, 09/18/14	1,200,065
2,000,000		MetLife Global Funding Trust* 5.125%, 06/10/14	2,011,042
2,750,000		Volkswagen Auto Lease Trust 2009 Class A 3.410%, 04/16/12	2,791,333

		TOTAL ASSET BACKED SECURITIES (Cost $6,886,880)	7,020,410

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2009 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

COMMERCIAL MORTGAGE BACKED SECURITIES (2.6%)
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc.‡ 4.750%, 02/13/46	$2,890,404
2,000,000	LB-UBS Commercial Mortgage Trust‡ 4.559%, 09/15/27	1,962,500

	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,522,208)	4,852,904

RESIDENTIAL MORTGAGE BACKED SECURITIES (28.1%)
5,604,455	Federal Home Loan Mortgage Corp. 6.000%, 04/01/38	5,880,069
	Federal National Mortgage Association
7,000,000	4.500%, 08/01/24≠	7,188,125
6,000,000	5.500%, 08/01/39≠	6,216,564
6,000,000	5.000%, 08/01/24≠	6,231,564
5,833,675	6.000%, 06/01/37	6,125,447
5,000,000	5.000%, 08/01/39≠	5,116,405
4,771,078	5.652%, 11/01/37‡	5,022,561
3,590,906	5.500%, 06/01/37	3,725,619
2,643,328	5.000%, 05/01/37	2,708,505
1,759,201	4.709%, 05/01/38‡	1,824,979
1,587,606	6.000%, 05/01/37	1,667,010
922,449	6.500%, 06/01/36	988,392

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $51,706,468)	52,695,240

NUMBER OF
SHARES		VALUE

SHORT-TERM INVESTMENT (13.4%)
25,051,838	Fidelity Prime Money Market Fund - Institutional Class (Cost $25,051,838)	25,051,838

TOTAL INVESTMENTS (112.1%) (Cost $201,626,026)		210,445,337

LIABILITIES, LESS OTHER ASSETS (-12.1%)		(22,784,667)

NET ASSETS (100.0%)		$187,660,670

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2009, the value of 144A securities that could not be exchanged to the registered form is $7,916,394 or 4.2% of net assets.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2009.
≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

See accompanying Notes to Schedule of Investments

NOTE 1

Organization. Calamos Investment Trust, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of fourteen series, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Multi-Fund Blend, 130/30 Equity Fund, Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Evolving World Growth Fund, Convertible Fund, Market Neutral Income Fund, High Yield Fund and Total Return Bond Fund (each a “Fund”, and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class B, Class C, Class I and Class R shares of each of the Funds. The 130/30 Equity Fund closed to new investors and additional purchases by existing investors at the close of business on September 18, 2009. The 130/30 Equity Fund will be liquidated as of the close of business on or about September 30, 2009.

Fund Valuation. The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV.

When a most recent last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2009.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The counterparties to all forward foreign currency contracts at July 31, 2009, were multinational banks.

NOTE 2

Investments. The following information is presented on a federal income tax basis as of July 31, 2009. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:

	Growth	Growth and	Value	Blue Chip	Multi-Fund
	Fund	Income Fund	Fund	Fund	Blend

Cost basis of investments	$8,555,091,947	$3,465,884,637	$65,686,754	$63,702,355	$21,426,138

Gross unrealized appreciation	$1,150,766,090	$359,356,291	$5,214,028	$10,261,025	$331,028
Gross unrealized depreciation	$(1,148,418,485)	$(286,341,821)	$(9,758,993)	$(5,819,087)	$(5,687,129)

Net unrealized appreciation (depreciation)	$2,347,605	$73,014,470	$(4,544,965)	$4,441,938	$(5,356,101)

		Global Growth	International		Evolving
	130/30 Equity	and Income	Growth	Global Equity	World Growth
	Fund	Fund	Fund	Fund	Fund

Cost basis of investments	$13,763,391	$693,723,732	$187,230,173	$31,003,693	$35,919,999

Gross unrealized appreciation	$1,204,281	$79,438,348	$30,136,873	$3,535,843	$4,496,619
Gross unrealized depreciation	$(346,365)	$(55,840,139)	$(15,114,680)	$(4,518,419)	$(1,935,921)

Net unrealized appreciation (depreciation)	$857,916	$23,598,209	$15,022,193	$(982,576)	$2,560,698

		Convertible	Market Neutral	High Yield	Total Return
		Fund	Income Fund	Fund	Bond Fund

Cost basis of investments		$2,206,043,768	$1,497,067,379	$277,549,430	$201,924,688

Gross unrealized appreciation		$299,389,024	$70,472,410	$21,410,794	$8,562,708
Gross unrealized depreciation		$(47,204,269)	$(249,062,807)	$(21,389,392)	$(42,059)

Net unrealized appreciation (depreciation)		$252,184,755	$(178,590,397)	$21,402	$8,520,649

NOTE 3

Short Sales. Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4

Synthetic Convertible Instruments. The Funds may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or purchased options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 5

When-Issued and Delayed Delivery Securities. A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 6

Securities Lending. The Funds may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Funds’ securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Funds will record unrealized depreciation equal to the decline in value of the invested collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call a loan and obtain the securities loaned at any time. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Funds’ security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At July 31, 2009, Growth Fund, Growth and Income Fund, Value Fund, Blue Chip Fund, Global Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund held securities valued at $792,187,671; $56,027,540; $24,966; $938,091; $3,337,530; $22,218,103; $3,750,104; and $3,885,820; respectively, on loan to broker-dealers and banks, received $820,565,578; $56,734,042; $25,503; $1,000,498; $3,400,018; $22,527,357; $3,791,808; and $4,051,675; respectively, in cash or cash equivalent collateral which is currently valued at $813,328,493; $56,286,287; $21,721; $910,200; $3,371,443; $22,387,619; $3,681,929; and $4,032,628; respectively.

On September 15th, 2008, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom, and Japan. The Bank of New York Institutional Cash Reserve Fund (“BNY Institutional Cash Reserve Fund”), an investment vehicle utilized by the Funds for securities lending collateral investment, had exposure to LBHI debt. The BNY Institutional Cash Reserve Fund subsequently distributed Series B shares of the BNY Institutional Cash Reserve Fund to investors with positions as of September 15, 2008. The Series B shares were allocated based upon the LBHI exposure and the respective investment in the BNY Institutional Cash Reserve Fund. Series B holdings consist entirely of the BNY Institutional Cash Reserve Fund LBHI debt. The Funds’ holdings of the Series B shares are disclosed on the Schedules of Investments.

NOTE 7

Structured Equity-Linked Securities. The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 8

Valuations. Effective November 1, 2008, the Trust has adopted the provisions of the Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 holdings use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 holdings reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, ect.).

•	Level 3 holdings are valued using unobservable inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

 GROWTH FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$7,329,708,000
Short Term Investments	1,023,092,894
Level 2 – Other significant observable inputs
Common Stocks	203,260,165
Short Term Investments	1,378,493
Level 3 – Significant unobservable inputs	—

Total	$8,557,439,552

 GROWTH AND INCOME FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$1,671,389,970
Convertible Preferred Stocks	401,885,127
Purchased Options	1,026,300
Short Term Investments	87,331,130
Level 2 – Other significant observable inputs
Common Stocks	17,912,757
Convertible Bonds	1,254,531,536
Convertible Preferred Stocks	77,376,000
Structured Equity-Linked Securities	8,709,800
Short Term Investments	85,287
Level 3 – Significant unobservable inputs
Convertible Bonds	18,651,200

Total	$3,538,899,107

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment
Securities

Beginning Balance (as of November 1, 2008)	$18,379,200
Net realized gain (loss)	—
Change in net unrealized appreciation/depreciation	272,000
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	—

Ending Balance (as of July 31, 2009)	$18,651,200

 VALUE FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$51,384,818
Short Term Investments	457,268
Level 2 – Other significant observable inputs
Common Stocks	9,298,982
Short Term Investments	721
Level 3 – Significant unobservable inputs	—

Total	$61,141,789

 BLUE CHIP FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$65,697,252
Short Term Investments	2,026,248
Level 2 – Other significant observable inputs
Common Stocks	403,593
Short Term Investments	17,200
Level 3 – Significant unobservable inputs	—

Total	$68,144,293

 MULTI-FUND BLEND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Mutual Funds	$16,070,037
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—

Total	$16,070,037

 130/30 EQUITY FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$12,747,868
Exchange Traded Funds	1,241,500
Short Term Investments	631,939
Level 2 – Other significant observable inputs	—
Level 3 – Significant unobservable inputs	—

Total	$14,621,307

 GLOBAL GROWTH AND INCOME FUND

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$164,875,316	—
Convertible Preferred Stocks	49,121,930	—
Forward Contracts	—	($1,079,046)
Short Term Investments	3,369,306	—
Level 2 – Other significant observable inputs
Common Stocks	194,331,151	—
Convertible Bonds	290,278,140	—
Convertible Preferred Stocks	10,372,125	—
Structured Equity-Linked Securities	1,821,140	—
Short Term Investments	5,443	—
Level 3 – Significant unobservable inputs
Convertible Bonds	3,147,390	—

Total	$717,321,941	($1,079,046)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment
Securities

Beginning Balance (as of November 1, 2008)	$3,101,490
Net realized gain (loss)	—
Change in net unrealized appreciation/depreciation	45,900
Purchases, issuances, and settlements	—
Transfers in and/or out of Level 3	—

Ending Balance (as of July 31, 2009)	$3,147,390

 INTERNATIONAL GROWTH FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$63,347,768
Short Term Investments	837,676
Level 2 – Other significant observable inputs
Common Stocks	138,066,922
Level 3 – Significant unobservable inputs	—

Total	$202,252,366

 GLOBAL EQUITY FUND

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$19,100,948	—
Forward Contracts	—	($56,549)
Short Term Investments	120	—
Level 2 – Other significant observable inputs
Common Stocks	10,920,049	—
Level 3 – Significant unobservable inputs	—	—

Total	$30,021,117	($56,549)

 EVOLVING WORLD GROWTH FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
Common Stocks	$12,355,862
Convertible Preferred Stocks	832,582
Short Term Investments	3,301,135
Level 2 – Other significant observable inputs
Common Stocks	15,001,480
Convertible Bonds	6,741,238
Convertible Preferred Stocks	248,400
Level 3 – Significant unobservable inputs	—

Total	$38,480,697

 CONVERTIBLE FUND

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$393,228,711	—
Convertible Preferred Stocks	254,561,976	—
Purchased Options	4,682,900	—
Forward Contracts	—	($427,603)
Short Term Investments	113,218,627	—
Level 2 – Other significant observable inputs
Common Stocks	53,820,058	—
Convertible Bonds	1,550,436,834	—
Convertible Preferred Stocks	83,106,098	—
Structured Equity-Linked Securities	5,146,700	—
Short Term Investments	26,619	—
Level 3 – Significant unobservable inputs	—	—

Total	$2,458,228,523	($427,603)

 MARKET NEUTRAL INCOME FUND

		Value of
	Value of	Investment	Other
	Investment	Securities	Financial
Valuation Inputs	Securities	Sold Short	Instruments

Level 1 – Quoted Prices
Common Stocks	$762,502,493	($187,798,550)	—
Convertible Preferred Stocks	26,661,140	—	—
Purchased Options	6,176,300	—	—
Written Options	—	—	($49,287,825)
Short Term Investments	67,350,489	—	—
Level 2 – Other significant observable inputs
Convertible Bonds	401,366,784	—	—
Corporate Bonds	41,498,222	—	—
Convertible Preferred Stocks	12,000,625	—	—
Purchased Options	900,000	—	—
Written Options	—	—	(5,265,000)
Short Term Investments	20,929	—	—
Level 3 – Significant unobservable inputs	—	—	—

Total	$1,318,476,982	($187,798,550)	($54,552,825)

 HIGH YIELD FUND

	Value of	Other
	Investment	Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$3,457,243	—
Convertible Preferred Stocks	26,653,826	—
Synthetic Convertible Securities (Purchased Options)	31,500	—
Written Options	—	($982,610)
Short Term Investments	9,698,943	—
Level 2 – Other significant observable inputs
Convertible Bonds	31,916,541	—
Corporate Bonds	191,099,148	—
Convertible Preferred Stocks	8,434,625	—
Synthetic Convertible Securities (Corporate Bonds)	190,118	—
Structured Equity-Linked Securities	6,085,260	—
Short Term Investments	3,628	—
Level 3 – Significant unobservable inputs	—	—

Total	$277,570,832	($982,610)

 TOTAL RETURN BOND FUND

Value of
Investment
Valuation Inputs	Securities

Level 1 – Quoted Prices
U.S. Government and Agency Securities	$15,087,119
Short Term Investments	25,051,838
Level 2 – Other significant observable inputs
Corporate Bonds	100,069,311
Commercial Mortgage Backed Securities	4,852,904
Asset Backed Securities	7,020,410
Residential Mortgage Backed Securities	52,695,240
Sovereign Bonds	5,668,515
Level 3 – Significant unobservable inputs	—

Total	$210,445,337

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
     (a) Certification of Principal Executive Officer.
     (b) Certification of Principal Financial Officer.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 24, 2009

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 24, 2009